TABLE OF CONTENTS
President's Letter..................................................... 1
CAPITAL APPRECIATION FUNDS:
Investment Review...................................................... 3
Portfolios of Investments:
 Aetna Growth Fund.....................................................17
 Aetna International Fund..............................................19
 Aetna Mid Cap Fund....................................................22
 Aetna Small Company Fund..............................................24
 Aetna Value Opportunity Fund..........................................26
Statements of Assets and Liabilities...................................28
Statements of Operations...............................................30
Statements of Changes in Net Assets....................................32
Notes to Financial Statements..........................................41
Additional Information.................................................47
Financial Highlights...................................................48

                               PRESIDENT'S LETTER

Dear Valued Shareholder,

Thank you for investing in the Aetna Series Funds. We are pleased to provide you with this Semi-Annual Report on the funds you have chosen to help pursue your investment goals. Please note that the format has been changed from two reports that combined all of our different investment categories to five individual reports: Capital Appreciation, Growth & Income, Income, Index Plus and Generations. These reports will provide detailed information on the performance of your funds.

The financial market environment has changed dramatically since you received the last Aetna Series Fund Annual Report. At October 31, 1998, there prevailed an atmosphere of deep anxiety as the immediately preceding 12-month period had been marked by high market volatility, default on Russian debts and the collapse of a prominent U.S. hedge fund. Confidence in the global economic outlook was shaken, which culminated in a sharp sell-off in U.S. and global stock markets.

Today, those fears seem misplaced. With the U.S. economy contributing its remarkable combination of robust growth and negligible inflation, the global economic and financial picture is on the mend. U.S. and foreign stock markets have rebounded, risk premiums are shrinking and capital is once again flowing to emerging markets. Within the U.S., small- and mid-cap stocks have begun to participate more meaningfully in the ongoing bull market as improvement in corporate earnings has broadened out to more cyclically sensitive businesses. Credit spreads have diminished for lower-rated debt securities and the REIT sector has shown signs of improvement. The S&P 500 Index and the Dow Jones Industrial Average ("the Dow") both finished 1998 with double-digit returns - the fourth year in a row. The Dow, which has a more cyclical bias than the S&P 500 Index, managed to reach an unprecedented 10,000 by the end of March and closed at 10,789 on April 30, 1999! Of course, there is no guaranty that the markets will continue to reflect this trend.

I am pleased to report that at Aetna Series Fund, Inc. and Aeltus Investment Management, Inc., we have continued to work to further improve our products and services:

     CLASS "B" SHARES WERE INTRODUCED on March 1. This new class of shares has a back-end load contingent on redemption rather than a front-end load. It was designed for the mid- to longer-term investor, making it particularly attractive for investing in our enhanced index funds.

     AETNA INDEX PLUS LARGE CAP FUND AND AETNA INDEX PLUS MID CAP FUND outperformed their benchmarks for the one-year period ending April 30, 1999.

     NEW SIMPLIFIED PROSPECTUSES were introduced on March 1. Plain English wording and clear graphics make them truly "user-friendly." We recommend that you keep them with your other Aetna Series Fund records.

     COMPUTER SYSTEMS INITIATIVES, specifically year 2000 dating issues, have remained a high priority. We have completed remediation and plan to complete testing all of Aeltus' relevant computer systems by mid-1999. In addition, on January 1, we successfully converted our operating systems to accept the new Euro currency, the new standard monetary unit of the eleven countries that comprise the European Monetary Union.

With more than $50 billion in assets under management, Aeltus Investment Management, Inc., investment adviser to the Aetna Series Funds, continues to rank among the largest of investment management firms. This kind of size and market presence is important to you as an investor as it gives us the ability to continue to bring you competitive product offerings as well as quality customer service.

We appreciate the continued confidence you have placed in us and look forward to an ongoing and mutually prosperous relationship.

Sincerely,
/s/ J. Scott Fox
J. Scott Fox
President
Aetna Series Fund, Inc.

                                                        Aetna Growth Fund
                                                        Growth of $10,000

------------------------------[MOUNTAIN CHART]----------------------------------

                    Aetna Growth Fund          S&P 500
                         Class I                Index
                    -----------------          -------
Jan-94                    10000                 10000
                          10250                  9621
                           9900                  9661
                          10552                 10134
Dec-94                    10559                 10132
                          11343                 11119
                          12682                 12180
                          13883                 13149
Dec-95                    14181                 13940
                          15048                 14689
                          15638                 15349
                          16322                 15823
Oct-96                    16622                 16260
                          18613                 18214
                          17845                 18653
                          22177                 22320
Oct-97                    21434                 21483
                          21612                 23118
                          25876                 26317
                          26171                 26628
Oct-98                    24601                 26210
                          31137                 30629
Apr-99                    31455                 32059

----------------------------[END MOUNTAIN CHART]--------------------------------

      Average Annual Total Returns
  for the period ended April 30, 1999*
------------------------------------------
             1 Year   5 Years   Inception
------------------------------------------
Class I      21.56%    25.14%     24.05%
------------------------------------------
Class A:
 POP (1)     14.23%    22.91%     21.92%
 NAV (2)     21.20%    24.38%     23.29%
------------------------------------------
Class B:
 w/CDSC (3)  15.37%    23.73%     22.74%
 NAV         20.37%    23.90%     22.82%
------------------------------------------
Class C:
 w/CDSC (4)  19.36%    23.89%     22.81%
 NAV         20.36%    23.89%     22.81%
------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                               AETNA GROWTH FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Growth Fund Class I shares generated a 27.85% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Standard & Poor's (S&P) 500 Index(a), returned 22.32% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

In the first half of 1999, the financial crisis in Asia and Latin America bottomed, easing the fears of a large global economic recession. Equity markets responded to the bottoming of the crisis with a bull rally for most of the period, despite an increase in interest rates from 5.1% to 5.7%. Inflation continued to remain historically low, assisting valuation levels.

Throughout the period, the price of oil dramatically increased due to acceleration in demand and OPEC production cutbacks, buoying energy stock valuations whose earnings are dependant on the price of oil. Cyclical stocks also started to perform well,

                                                      See Definition of Terms. 3
as investors anticipated the earnings impact of an accelerating economy. Toward the latter half of the period, the market slightly broadened, helping our more diversified portfolio relative to the S&P 500 Index.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Domestic economic growth continued unfettered, as the financial crises in Asia and Latin American bottomed and showed signs of recovery. Throughout the period, companies with significant international exposure were added to the portfolio to capture the acceleration of global growth. Stocks such as Tyco International Ltd., United Technologies Corp. and General Electric Co. had increasing weights n the first half of the year.

Technology was our best performing sector for the first half of the fiscal year. Our ownership in stocks such as America Online, Inc., Sun Microsystems, Inc. and Cisco Systems, Inc., returned double that of the S&P 500 Index due to the increased proliferation of the internet. Telephone equipment manufacturers Tellabs, Inc. and Ascend Communications, Inc. outperformed the market due to strong demand for equipment to offer improved data services.

Our investment in Enron Corp. continued to do quite well as wholesale energy volumes rose and its retail energy service division continued to run ahead of plan. Additionally, our investments in MCI Worldcom, Inc. outperformed the market, as the growth in data and internet services continued to be robust.

The finance sector slightly detracted from performance in the period. Fannie Mae, Firstar Corp. and American General Corp. all underperformed the market throughout the period, due to the fear that interest rates would rise and slow earnings growth.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The outlook for equity markets looks relatively benign in the intermediate term. The uncertainty of economic growth due to the Asian financial crisis has abated and has been discounted, evidenced by the recent bull market run. As Asia recovers, and global growth becomes more prolific, equity markets may shift their focus to valuation and inflation. We believe that our focus of owning reasonably priced companies with strong earnings growth will benefit us throughout this period.

PORTFOLIO SECTOR BREAKDOWN:

                                 % OF
                                COMMON    % OF     OVER/(UNDER)
SECTOR                          STOCKS   S&P 500     WEIGHTING
Basic Materials                     --     3.5%       (3.5)%
Commercial Services               3.6%     1.9%         1.7%
Consumer Discretionary           21.4%    12.1%         9.3%
Consumer Non-Discretionary          --     7.9%       (7.9)%
Energy                            7.9%     6.9%         1.0%
Finance                          14.3%    16.4%       (2.1)%
Healthcare                        8.0%    11.2%       (3.2)%
Manufacturing                    14.1%    10.0%         4.1%
Technology                       20.7%    19.5%         1.2%
Utilities                        10.0%    10.6%       (0.6)%


4 See Definition of Terms.

                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
Tyco International, Ltd.                  4.1%
Microsoft Corp.                           3.4%
Safeway, Inc.                             3.2%
General Electric Co.                      3.2%
CBS Corp.                                 3.2%
Enron Corp.                               2.9%
Texaco, Inc.                              2.8%
International Business Machines Corp.     2.7%
Wal-Mart Stores, Inc.                     2.7%
Tellabs, Inc.                             2.4%

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                      See Definition of Terms. 5

                                    Aetna International Fund
                                           Growth of $10,000


------------------------------[MOUNTAIN CHART]----------------------------------

                   Aetna International Fund        MSCI EAFE
                          (Class I)                  Index
                   ------------------------        ---------
Jan-92                      10000                    10000
                             9311                     8821
                             9521                     9016
                             9171                     9161
Dec-92                       8921                     8816
                             9401                     9881
                            10011                    10883
                            10821                    11612
Dec-93                      11620                    11720
                            11460                    12137
                            11571                    12766
                            11829                    12786
Dec-94                      11627                    12665
                            11347                    12910
                            11484                    13015
                            12384                    13568
Dec-95                      12437                    14128
                            13104                    14547
                            13806                    14788
                            13856                    14781
Oct-96                      13927                    14633
                            15790                    14504
                            16098                    14884
                            18503                    17008
Oct-97                      17552                    15353
                            18270                    16042
                            21350                    17748
                            22215                    17989
Oct-98                      19347                    16883
                            21493                    18406
Apr-99                      22806                    19488

----------------------------[END MOUNTAIN CHART]--------------------------------

     Average Annual Total Returns
 for the period ended April 30, 1999*
------------------------------------------
           1 Year   5 Years     Inception
------------------------------------------
Class I     6.81%    14.13%      11.92%
------------------------------------------
Class A:
 POP (1)    0.35%    12.06%      10.26%
 NAV (2)    6.47%    13.39%      11.15%
------------------------------------------
Class B:
 w/CDSC (3) 0.96%    12.79%      10.84%
 NAV        5.96%    13.04%      10.84%
------------------------------------------
Class C:
 w/CDSC (4) 5.09%    13.06%      10.85%
 NAV        6.06%    13.06%      10.85%
------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                            AETNA INTERNATIONAL FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna International Fund Class I shares generated a 17.87% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Morgan Stanley Capital International-Europe, Australia and Far East (MSCI EAFE) Index(b), returned 15.44% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Economic factors around the world were strong during the last six months and by April month end, many economists were raising economic growth rates for the world economies.

In mid-October, world stock markets began an amazing rebound from a dismal summer performance caused by partial defaults by Russia on its debt, the continuance of the Asian currency crisis and, in August, the bail out of a large U.S. hedge

6 See Definition of Terms.

fund by U.S. investment firms. By early October, investors priced in extreme pessimism. Then on October 15, the U.S. Federal Reserve surprised the investment world by cutting interest rates. Soon, over 100 countries saw their interest rates slashed and excess liquidity helped propel equities markets upward. By January 1999, much of the excess leverage that existed in the Asian currencies had evaporated. Even the currency devaluation by Brazil had little negative impact since investors had anticipated the event. By April month end, emerging markets had posted big six-month gains.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund continued to be invested in growth-oriented securities which provided positive performance. Communication stocks such as Nokia Corp. in Finland and cellular operator Vodafone Group Plc in the United Kingdom helped performance. Oil stocks in the Fund also assisted in investment performance as oil prices rebounded over 50% in 1999.

The Japanese yen and the new Euro weakened during this time period which allowed our currency hedging policy to provide positive performance for the Fund.

WHAT IS YOUR OUTLOOK GOING FORWARD?

With much fanfare, the European markets' single currency (the Euro) began on January 1. The Euro provides more possibilities of long-term benefits in goods and services. The Euro is a long-term positive for European stocks that can adapt well in this changing regulatory environment.

Though the Asian currency crisis appears to be over, the recent economic forecasts for global growth will be moderate going forward. In October, the relief rally began. In May, equity markets will begin to focus on corporate earnings and corporate finance involving mergers and restructuring. The global investment environment remains bright as both Europe and Japan are favorably rated in our measurement criteria.

International investments involve risks not present in U.S. securities, including currency fluctuation, less public information and political and economic uncertainty.

                                % OF TOTAL     % OF      OVER/(UNDER)
COUNTRY WEIGHTINGS              INVESTMENTS  MSCI EAFE     WEIGHTING
United Kingdom                     21.0%       22.7%        (1.7)%
Japan                              15.2%       23.1%        (7.9)%
France                             12.0%        9.2%          2.8%
Germany                             8.3%        9.7%        (1.4)%
Netherlands                         8.3%        6.0%          2.3%
Switzerland                         4.3%        7.0%        (2.7)%
Sweden                              4.3%        2.3%          2.0%
Norway                              3.9%        0.4%          3.5%
Italy                               3.6%        4.7%        (1.1)%
Denmark                             3.5%        0.8%          2.7%
Other                              15.6%       14.1%          1.5%

                                                      See Definition of Terms. 7

                                          % OF NET
TOP TEN EQUITY HOLDINGS                    ASSETS
Vodafone Group Plc                          1.7%
NTT Mobile Communications Network, Inc.     1.6%
British Telecom Plc                         1.6%
WPP Group Plc                               1.5%
General Electric Co. Plc                    1.5%
Mannesmann AG                               1.4%
Vivendi                                     1.4%
Elf Aquitaine SA                            1.4%
CRH Plc                                     1.3%
ING Groep NV                                1.3%

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

8 See Definition of Terms.

                                             Aetna Mid Cap Fund
                                              Growth of $10,000

------------------------------[MOUNTAIN CHART]----------------------------------

                      Aetna Mid Cap Fund        S&P Midcap 400
                          (Class I)                  Index
                      ------------------        --------------
Feb-98                      10000                    10000
                            11410                    11229
                            10530                    10372
Oct-98                       9290                    10055
                            11200                    11371
Apr-99                      11719                    11951

----------------------------[END MOUNTAIN CHART]--------------------------------

     Average Annual Total Returns
 for the period ended April 30, 1999*
----------------------------------------
               1 Year       Inception
----------------------------------------
Class I         2.72%         13.74%
----------------------------------------
Class A:
 POP (1)       -3.52%          8.10%
 NAV (2)        2.37%         13.42%
----------------------------------------
Class B:
 w/CDSC (3)    -3.39%          9.37%
 NAV            1.61%         12.53%
----------------------------------------
Class C:
 w/CDSC (4)     0.67%         11.80%
 NAV            1.67%         12.58%
----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/04/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                               AETNA MID CAP FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Mid Cap Fund Class I shares generated a 26.16% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Standard & Poor's (S&P) Midcap 400 Index(c), returned 18.86% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

In the first quarter of 1999, the equity markets continued the torrid pace they set in the latter days of the fourth quarter of 1998. A slight market pullback in February was quickly reversed in March, resulting in a strong second quarter for equities as well. Rising confidence about economic recovery in recent trouble spots such as Southeast Asia resulted in a broadening of the market leadership into cyclical stocks and value stocks, as fears of growth scarcity diminished. In particular, rising oil prices caused the oil and oil services sectors to appreciate significantly in the second quarter.

                                                     See Definition of Terms.  9

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund benefited from overweight positions in consumer discretionary and technology stocks. Particularly helpful to Fund performance over the period were positions in Abercrombie & Fitch Co. and America Online, Inc., which performed well relative to both their own sectors and on an absolute basis. These stocks and other successful investments helped the Fund to outperform its benchmark by more than 7% for the six month period.

Our sector allocation decisions generally benefited the performance of the Fund. However, several individual securities' performance did dampen the positive impact of these decisions. For example, a position in Micro Warehouse, Inc. helped the Fund through most of the first quarter until fears of loss of management focus caused underperformance in the stock in mid-January.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The yield curve is steepening, which we believe to be a positive signal for value stocks. Recent trends toward a broadening of equity market leadership away from large cap growth seems to support this outlook. Since the Fund is managed to give core exposure to the mid cap asset class (neither extreme growth or value) we believe this trend should benefit the Fund.

PORTFOLIO SECTOR BREAKDOWN:

                                 % OF
                                COMMON    % OF S&P    OVER/(UNDER)
SECTOR                          STOCKS   MIDCAP 400     WEIGHTING
Basic Materials                  13.4%      6.5%           6.9%
Commercial Services              10.7%      5.6%           5.1%
Consumer Discretionary           18.0%     16.1%           1.9%
Consumer Non-Discretionary        5.6%      3.1%           2.5%
Energy                            8.8%      6.3%           2.5%
Finance                           6.7%     16.1%         (9.4)%
Healthcare                        8.0%      9.1%         (1.1)%
Manufacturing                     5.5%     10.3%         (4.8)%
Technology                       13.5%     16.9%         (3.4)%
Utilities                         9.8%     10.0%         (0.2)%

                                      % OF NET
TOP TEN EQUITY HOLDINGS                ASSETS
Abercrombie & Fitch Co.                 6.2%
Century Telephone Enterprises, Inc.     3.7%
eBay Inc.                               3.0%
Xilinx, Inc.                            3.0%
Southdown, Inc.                         2.6%
Georgia-Pacific Corp.                   2.4%
Transocean Offshore Inc.                2.4%
Florida Progress Corp.                  2.2%
Tidewater, Inc.                         2.2%
Cleveland-Cliffs, Inc.                  2.1%

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

10 See Definition of Terms.

                                           Aetna Small Company Fund
                                                  Growth of $10,000

------------------------------[MOUNTAIN CHART]----------------------------------

                       Aetna Small Company Fund        Russell 2000
                               (Class I)                   Index
                       ------------------------        ------------
Jan-94                           10000                     10000
                                 10070                      9735
                                  9650                      9356
                                 10320                     10006
Dec-94                           10130                      9819
                                 11162                     10271
                                 12525                     11234
                                 14138                     12343
Dec-95                           15010                     12611
                                 16227                     13254
                                 16459                     13917
                                 16448                     13965
Oct-96                           16228                     13749
                                 17415                     14986
                                 16710                     13971
                                 20924                     16944
Oct-97                           22362                     17784
                                 22554                     17694
                                 25924                     19893
                                 23132                     17333
Oct-98                           20691                     15674
                                 23141                     17749
Apr-99                           23481                     18051

----------------------------[END MOUNTAIN CHART]--------------------------------

        Average Annual Total Returns
    for the period ended April 30, 1999*
----------------------------------------------
            1 Year      5 Year     Inception
----------------------------------------------
Class I      -9.42%      17.76%      17.41%
----------------------------------------------
Class A:
 POP (1)    -14.88%      15.66%      15.40%
 NAV (2)     -9.68%      17.04%      16.69%
----------------------------------------------
Class B:
 w/CDSC (3) -14.86%      16.35%      16.13%
 NAV        -10.38%      16.57%      16.23%
----------------------------------------------
Class C:
 w/CDSC (4) -11.24%      16.58%      16.24%
 NAV        -10.35%      16.58%      16.24%
----------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                            AETNA SMALL COMPANY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Small Company Fund Class I shares generated a 13.48% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Russell 2000 Index(d), returned 15.16% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Three economic events affected the Fund in the first six months. First, the stronger than expected U.S. economy helped portfolio holdings as strong consumer confidence led to positive results in the consumer discretionary sector. We have been overweight in this sector and most holdings helped returns. Second, while Asian economies came back only slightly, this seemed to help demand in basic materials and energy; two areas which performed well when demand tightened. Again, we were overweight in both of these sectors. Finally, oil prices which were dismal throughout most of the first six months showed some life due to improving world economies and an attempt by OPEC to address the issue.

                                                     See Definition of Terms. 11

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund received strong performance from energy stocks as well as selected technology and consumer discretionary stocks. Two consumer stocks (Kushner-Locke Co. and Price Communications Corp.) were especially strong. In addition, two of our holdings in the utility area (Calpine Corp. and Associated Group, Inc.) also greatly advanced. On the negative side, performance was hurt by lack luster returns in capital goods, finance and selected technology stocks.

During the period we moved money into the energy, consumer discretionary, basic materials and utility sectors. We funded these moves by lowering our exposure in consumer non-discretionary, machinery and healthcare holdings.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Looking forward, we see a continued challenging market environment. While the market still seems to favor larger cap growth stocks, we are encouraged by the recent strong performance of the smaller, basic material stocks. We continue to believe that even this market can recognize value, at the right price, in small and large cap companies. Therefore, our focus will remain on stocks showing strong business momentum and selling at reasonable prices.

The risks of investing in small company stocks may include low trading volumes, a greater degree of change in earnings and greater short-term volatility.

PORTFOLIO SECTOR BREAKDOWN:

                                 % OF
                                COMMON   % OF RUSSELL    OVER/(UNDER)
SECTOR                          STOCKS       2000          WEIGHTING
Basic Materials                  12.4%        4.7%            7.7%
Commercial Services               8.5%       10.8%          (2.3)%
Consumer Discretionary           25.8%       16.6%            9.2%
Consumer Non-Discretionary        1.7%        2.1%          (0.4)%
Energy                            5.9%        4.6%            1.3%
Finance                          15.5%       16.4%          (0.9)%
Healthcare                        4.9%        8.7%          (3.8)%
Manufacturing                     6.1%       10.2%          (4.1)%
Technology                       12.1%       20.1%          (8.0)%
Utilities                         7.1%        5.8%            1.3%

                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
America West Holdings Corp.        2.0%
Genesco Inc.                       1.8%
Elcor Corp.                        1.7%
Citizens Banking Corp.             1.7%
Russ Berrie & Co., Inc.            1.6%
Prime Hospitality Corp.            1.6%
Atlantic Bank and Trust Co.        1.6%
Potlatch Corp.                     1.6%
Stride Rite Corp.                  1.5%
Insituform Technologies, Inc.      1.5%

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

12 See Definition of Terms.

                                 Aetna Value Opportunity Fund
                                            Growth of $10,000

------------------------------[MOUNTAIN CHART]----------------------------------

                              Aetna Value
                            Opportunity Fund         S&P 500
                               (Class I)              Index
                            ----------------         -------
Feb-98                           10000                10000
                                 11330                11384
                                 10560                11518
Oct-98                            9989                11339
                                 12110                13251
Apr-99                           12651                13870

----------------------------[END MOUNTAIN CHART]--------------------------------

     Average Annual Total Returns
 for the period ended April 30, 1999*
----------------------------------------
                1 Year      Inception
----------------------------------------
Class I         11.67%        20.92%
----------------------------------------
Class A:
 POP (1)         5.05%        15.01%
 NAV (2)        11.45%        20.65%
----------------------------------------
Class B:
 w/CDSC (3)      5.54%        16.60%
 NAV            10.54%        19.70%
----------------------------------------
Class C:
 w/CDSC (4)      9.49%        18.89%
 NAV            10.49%        19.66%
----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/02/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          AETNA VALUE OPPORTUNITY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Value Opportunity Fund Class I shares generated a 26.65% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Standard & Poor's (S&P) 500 Index(a), returned 22.32% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

While the investment environment in 1998 was dominated by global financial turmoil, the year 1999 to date has witnessed a return to normalcy and then some. Helped substantially by the Federal Reserve's triple easing of interest rate policy in the fall of 1998, financial markets stabilized and began to return to health. By the end of April 1999, the Dow Jones Industrial Average had powered through the 10,000 mark on its way toward 11,000. This was in sharp contrast to the mood in the early fall of 1998 when the Russian debt default and a collapse of a large hedge fund caused Treasury Secretary Robert Rubin to state that we were facing "the world's worst financial crisis in 50 years". Instead of experiencing deflation, the U.S. economy

                                                     See Definition of Terms. 13
surged ahead and the global economy showed budding evidence of a bottom. This led to a dramatic change in the character of the U.S. stock market. Cyclical and value issues have begun to close the wide valuation gap with large growth stocks that have effectively dominated the market for more than three years.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

During the stock market's weakness in the fall of 1998, we were able to opportunistically purchase several quality companies at distressed prices, which helped portfolio performance over the past six months. The most significant of these was a position in American Online, Inc. Other less significant, but important, contributors to performance included International Business Machines Corp., Citigroup Inc., Amgen, Inc. and Kansas City Southern Industries, Inc. On the negative side, Compaq Computer Corp., Network Associates, Inc. and Albertson's, Inc. performed poorly and detracted from performance.

Near the end of the period, in response to the obvious strength of the U.S. economy and reasonable valuation levels, we added weight to the manufacturing sector with new positions in Sealed Air Corp., Ingersoll-Rand Co. and Xerox Corp. A reduction in weighting in the technology sector largely funded this portfolio shift. We reduced the profitable American Online, Inc. position, took profits in Amgen, Inc., Monsanto Co. and Kansas City Southern Industries, Inc. and sold positions in Compaq Computer Corp., Network Associates, Inc. and Sterling Commerce, Inc. because of disappointing earnings prospects.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Currently, the stock market appears richly valued and almost priced for perfect conditions. With higher interest rates and oil prices, this could be a time for caution and lowered expectations. A valuation correction could result from any sudden, unexpected event. On a positive note, with inflation subdued and economic and profit growth solid, the current rotation in leadership could sustain the market's advance for months to come. There are certainly sectors of the stock market that only have recently begun to participate and which appear to be attractive long-term values. With our value opportunity approach, we will continue to maintain a core portfolio of reasonably valued issues with good earnings prospects, while opportunistically searching for quality growth issues at distressed prices.

PORTFOLIO SECTOR BREAKDOWN:

                                 % OF
                                COMMON   % OF S&P    OVER/(UNDER)
SECTOR                          STOCKS      500        WEIGHTING
Basic Materials                   6.7%      3.5%          3.2%
Commercial Services                 --      1.9%        (1.9)%
Consumer Discretionary            4.3%     12.1%        (7.8)%
Consumer Non-Discretionary          --      7.9%        (7.9)%
Energy                            3.2%      6.9%        (3.7)%
Finance                          19.0%     16.4%          2.6%
Healthcare                       11.9%     11.2%          0.7%
Manufacturing                    24.3%     10.0%         14.3%
Technology                       23.7%     19.5%          4.2%
Utilities                         6.9%     10.6%        (3.7)%

14 See Definition of Terms.

                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
Citigroup Inc.                            5.6%
America Online, Inc.                      5.4%
International Business Machines Corp.     4.7%
Ingersoll-Rand Co.                        4.7%
Intel Corp.                               4.1%
Bristol-Myers Squibb Co.                  4.1%
AT&T Corp.                                4.0%
Federal Home Loan Mortgage Corp.          4.0%
Xerox Corp.                               3.7%
Sealed Air Corp.                          3.7%

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                     See Definition of Terms. 15

DEFINITION OF TERMS

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

(c) The Standard & Poor's Midcap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Russell 2000 Index consists of the smallest 2,000 of the 3,000 largest companies, based on market capitalization.

These are unmanaged indices and are not available for individual investment.

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
GROWTH
--------------------------------------------------------------------------------

                                               NUMBER OF       MARKET
                                               SHARES          VALUE
                                             -------------  ------------
COMMON STOCKS ( 91.4% )
AUTO PARTS AND HARDWARE ( 1.0% )
Black & Decker Corp. ...................       39,800       $  2,258,650
                                                            ------------
BANKS AND THRIFTS ( 2.1% )
Firstar Corp. ..........................      155,100          4,662,694
                                                            ------------
BIOTECH AND MEDICAL PRODUCTS ( 5.4% )
Amgen, Inc. + ..........................       68,200          4,190,037
Biogen, Inc. + .........................       27,400          2,604,713
Guidant Corp. ..........................       22,700          1,218,706
MedImmune, Inc. + ......................       19,500          1,074,938
Watson Pharmaceuticals, Inc. + .........       62,500          2,531,250
                                                            ------------
                                                              11,619,644
                                                            ------------
COMMERCIAL SERVICES ( 3.3% )
Omnicom Group, Inc. ....................       32,600          2,363,500
Young And Rubicam, Inc. + ..............      118,000          4,697,875
                                                            ------------
                                                               7,061,375
                                                            ------------
COMPUTERS ( 3.3% )
International Business Machines Corp. ..       28,300          5,920,006
Sun Microsystems, Inc. + ...............       22,000          1,315,875
                                                            ------------
                                                               7,235,881
                                                            ------------
CONGLOMERATE AND AEROSPACE ( 4.8% )
General Electric Co. ...................       65,200          6,878,600
United Technologies Corp. ..............       25,000          3,621,875
                                                            ------------
                                                              10,500,475
                                                            ------------
CONSUMER FINANCE ( 3.3% )
Capital One Financial Corp. ............       24,000          4,168,500
Federal National Mortgage Association ..       43,500          3,085,781
                                                            ------------
                                                               7,254,281
                                                            ------------
DATA AND IMAGING SERVICES ( 8.3% )
America Online, Inc. ...................       29,600          4,225,400
Cisco Systems, Inc. + ..................       29,300          3,342,031
EMC Corp. + ............................       20,000          2,178,750
Microsoft Corp. + ......................       91,000          7,399,438
Yahoo! Inc. + ..........................        5,100            890,906
                                                            ------------
                                                              18,036,525
                                                            ------------
DISCRETIONARY RETAIL ( 9.4% )
Abercrombie & Fitch Co. + ..............       19,400          1,845,425
Circuit City Stores, Inc. ..............       29,200          1,795,800
Dayton Hudson Co. ......................       14,600            982,763
Home Depot, Inc. .......................       64,000          3,836,000
Lowe's Co., Inc. .......................       39,300          2,073,075
TJX Companies, Inc. ....................      121,700          4,054,131
Wal-Mart Stores, Inc. ..................      125,400          5,768,400
                                                            ------------
                                                              20,355,594
                                                            ------------
DIVERSIFIED FINANCIAL SERVICES ( 3.0% )
Citigroup Inc. .........................       59,800          4,499,950
Providian Financial Corp. ..............       16,400          2,116,625
                                                            ------------
                                                               6,616,575
                                                            ------------
DRUGS ( 2.0% )
Schering Plough ........................       88,800          4,290,150
                                                            ------------

                                               NUMBER OF       MARKET
                                               SHARES          VALUE
                                             -------------  ------------
ELECTRICAL MACHINERY AND INSTRUMENTS ( 4.0% )
Lexmark International Group, Inc. + ....       37,800       $  4,668,300
Waters Corp. + .........................       38,500          4,047,312
                                                            ------------
                                                               8,715,612
                                                            ------------
ELECTRONIC MEDIA ( 3.2% )
CBS Corp. + ............................      150,600          6,861,712
                                                            ------------
FOOD AND BEVERAGE ( 1.1% )
Keebler Foods Co. + ....................       72,900          2,341,913
                                                            ------------
FOOD AND DRUG RETAIL ( 3.2% )
Safeway, Inc. + ........................      128,100          6,909,394
                                                            ------------
GAS UTILITIES ( 2.9% )
Enron Corp. ............................       84,300          6,343,575
                                                            ------------
HOUSING AND FURNISHINGS ( 1.8% )
Maytag Corp. ...........................       58,200          3,979,425
                                                            ------------
INSURANCE ( 3.1% )
American General Corp. .................       44,900          3,322,600
American International Group, Inc. .....       29,573          3,472,979
                                                            ------------
                                                               6,795,579
                                                            ------------
INVESTMENT SERVICES ( 1.4% )
Charles Schwab Corp. ...................        9,300          1,020,675
Morgan Stanley Dean Witter & Co. .......       20,000          1,983,750
                                                            ------------
                                                               3,004,425
                                                            ------------
MAJOR TELECOMMUNICATIONS ( 5.8% )
Century Telephone Enterprises, Inc. ....      118,900          4,785,725
MCI Worldcom, Inc. + ...................       57,700          4,742,219
SBC Communications, Inc. ...............       55,600          3,113,600
                                                            ------------
                                                              12,641,544
                                                            ------------
OIL ( 2.8% )
Texaco, Inc. ...........................       96,000          6,024,000
                                                            ------------
OIL SERVICES ( 1.5% )
Schlumberger, Ltd. .....................       51,000          3,257,625
                                                            ------------
PRODUCER GOODS ( 4.1% )
Tyco International Ltd. ................      108,400          8,807,500
                                                            ------------
SEMICONDUCTORS AND ELECTRONICS ( 10.6% )
Applied Materials, Inc. + ..............       17,700            949,163
Ascend Communications, Inc. + ..........       34,700          3,352,887
General Instrument Corp. + .............       53,300          1,945,450
Intel Corp. ............................       58,600          3,585,587
Nokia Corp., ADR .......................       55,100          4,087,731
Tellabs, Inc. + ........................       47,400          5,193,262
Texas Instruments, Inc. ................       26,900          2,747,163
Vitesse Semiconductor Corp. + ..........       24,200          1,120,763
                                                            ------------
                                                              22,982,006
                                                            ------------
TOTAL COMMON STOCKS (COST $154,084,248)                      198,556,154
                                                            ------------
                                           PRINCIPAL
                                            AMOUNT
                                          -------------
SHORT-TERM INVESTMENTS ( 8.6% )
Federal Home Loan Bank,4.80%,05/03/99 ..  $17,681,000         17,681,000


                                       See Notes to Portfolio of Investments. 17

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
GROWTH (CONTINUED)
--------------------------------------------------------------------------------

                                           PRINCIPAL           MARKET
                                            AMOUNT             VALUE
                                          -------------     ------------
SHORT-TERM INVESTMENTS (CONTINUED)
U.S. Treasury Bill,4.43%,08/19/99 @ ....  $ 1,000,000       $    986,590
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,667,710)               18,667,590
                                                            ------------
TOTAL INVESTMENTS (COST $172,751,958)(A)                     217,223,744
OTHER ASSETS LESS LIABILITIES                                    103,857
                                                            ------------
TOTAL NET ASSETS                                            $217,327,601
                                                            ============

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$176,485,487. Unrealized gains and losses, based on identified tax cost at
April 30, 1999, are as follows:
Unrealized gains..............................  $43,706,218
Unrealized losses.............................   (2,967,961)
                                                -----------
 Net unrealized gain..........................  $40,738,257
                                                ===========

Information concerning open futures contracts at April 30, 1999 is shown below:
                          NO. OF        INITIAL      EXPIRATION     UNREALIZED
                         CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        -----------  -------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.      42        $13,859,942      Jun 99       $172,930
                                     ============                 ============

+ Non-income producing security.

@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.

Category percentages are based on net assets.

18 See Notes to Financial Statements.

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INTERNATIONAL
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES             VALUE
                                          -------------     --------------
COMMON STOCKS ( 92.6% )
AUSTRALIA ( 0.9% )
Telstra Corp. Ltd.
 (Other Telecommunications) + ..........      101,600       $    552,150
                                                            ------------
BELGIUM ( 0.4% )
Delhaize-le Lion SA (Food and Drug
 Retail)................................        2,680            234,763
                                                            ------------
BRAZIL ( 1.0% )
Telecomunicaciones Brasileiras SA
 (Other Telecommunications) ............        6,600            602,353
                                                            ------------
CANADA ( 2.5% )
BCE Inc. (Other Telecommunications) ....       15,400            703,220
Canadian National Railway Co.
 (Surface Transport) ...................       13,000            820,869
                                                            ------------
TOTAL CANADA                                                   1,524,089
                                                            ------------
DENMARK ( 3.2% )
Carli Gry International A/S
 (Textiles and Apparel) ................       25,150            609,150
Novo-Nordisk A/S (Drugs) ...............        3,880            381,433
Tele Danmark A/S
 (Other Telecommunications) ............        6,300            650,752
Vestas Wind Systems AS (Producer Goods)
 +......................................        4,400            300,906
                                                            ------------
TOTAL DENMARK                                                  1,942,241
                                                            ------------
FINLAND ( 2.0% )
Nokia Corp., ADR
 (Semiconductors and Electronics) ......       10,400            771,550
Tieto Corp. (Data and Imaging Services)        11,000            438,732
                                                            ------------
TOTAL FINLAND                                                  1,210,282
                                                            ------------
FRANCE ( 12.2% )
Accor SA (Consumer Services) ...........        2,600            686,292
Alstom (Industrial Services) + .........        9,750            319,765
Axa (Insurance) ........................        4,000            517,126
Carrefour SA (Food and Drug Retail) ....          840            666,508
Elf Aquitaine SA (Oil) .................        5,400            839,801
Galeries Lafayette (Discretionary
 Retail)................................          590            680,368
Gemini Sogeti SA (Data and Imaging
 Services)..............................        2,950            451,602
Groupe Danone (Food and Beverage) ......        2,830            757,482
Scor (Insurance) .......................       11,000            549,288
Societe Generale (Banks and Thrifts) ...        2,530            453,418
STMicroelectronics
 (Semiconductors and Electronics) + ....        6,000            625,883
Vivendi (Conglomerate and Aerospace) ...        3,660            856,121
                                                            ------------
TOTAL FRANCE                                                   7,403,654
                                                            ------------
GERMANY ( 7.7% )
Adidas-Salomon AG (Textiles and Apparel)        3,700            364,823
Bayericshe Hypo-und Vereinsb
 (Banks and Thrifts) + .................        7,875            514,045

                                            NUMBER OF           MARKET
                                             SHARES             VALUE
                                          -------------     --------------
GERMANY (CONTINUED)
Buderus AG
 (Forest Products and Building
 Materials).............................        1,450       $    492,423
DaimlerChrysler AG (Automotive) ........        8,021            793,000
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ...................        6,700            559,973
Fresenius Medical Care AG
 (Biotech and Medical Products) ........        8,850            475,633
Gehe AG (Health Services) ..............       13,500            621,281
Mannesmann AG (Producer Goods) .........        6,650            876,607
                                                            ------------
TOTAL GERMANY                                                  4,697,785
                                                            ------------
HONG KONG ( 1.3% )
China Telecom Ltd.
 (Other Telecommunications) + ..........      168,000            383,668
VTech Holdings Ltd.
 (Electrical Machinery and Instruments)       125,300            428,420
                                                            ------------
TOTAL HONG KONG                                                  812,088
                                                            ------------
IRELAND ( 2.6% )
Allied Irish Banks (Banks and Thrifts) .       19,312            312,596
CRH Plc
 (Forest Products and Building
 Materials).............................       41,518            819,182
Waterford Wedgewood
 (Housing and Furnishings) .............      445,682            433,789
                                                            ------------
TOTAL IRELAND                                                  1,565,567
                                                            ------------
ITALY ( 3.3% )
Banca Commerciale Italiana
 (Banks and Thrifts) ...................       17,800            146,698
Banca del Nazionale Lavoro
 (Banks and Thrifts) + .................      184,300            629,786
Mediaset SpA (Electronic Media) ........       54,100            469,328
Telecom Italia SpA
 (Other Telecommunications) ............       74,300            791,559
                                                            ------------
TOTAL ITALY                                                    2,037,371
                                                            ------------
JAPAN ( 14.1% )
Asatsu-DK Inc. (Commercial Services) ...       21,000            526,913
Citizen Watch Co. (Consumer Specialties)       92,000            763,038
Fuji Heavy Industries Ltd. (Automotive)       111,000            743,937
Fujitec Co., Ltd.
 (Forest Products and Building
 Materials).............................       61,000            562,141
Kita Kyushu Coca-Cola Bottling Co.
 (Food and Beverage) ...................        4,500            219,411
Meitec Corp. (Commercial Services) .....       19,300            627,353
Mizuno Corp. (Consumer Specialties) ....      110,000            340,050
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + ..........           17            996,942
Orix Corp. (Consumer Finance) ..........        8,200            660,177
Seino Transportation Co. Ltd.
 (Surface Transport) ...................      104,000            628,191
Shohkoh Fund & Co. (Consumer Finance) ..          680            398,777
SoftBank Corp.
 (Semiconductors and Electronics) ......        5,600            745,478
Sony Corp. (Housing and Furnishings) ...        7,600            709,923
Terumo Corp. (Biotech and Medical
 Products)..............................       30,000            653,458
                                                            ------------
TOTAL JAPAN                                                    8,575,789
                                                            ------------

                                       See Notes to Portfolio of Investments. 19

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INTERNATIONAL (CONTINUED)
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES             VALUE
                                          -------------     --------------
MEXICO ( 1.4% )
Cemex SA de CV
 (Forest Products and Building
 Materials).............................       76,250       $    354,018
Telefonos de Mexico SA, ADR
 (Other Telecommunications) ............        6,620            501,465
                                                            ------------
TOTAL MEXICO                                                     855,483
                                                            ------------
NETHERLANDS ( 6.7% )
Akzo Nobel NV (Specialty Chemicals) ....       13,500            610,569
ING Groep NV
 (Diversified Financial Services) ......       12,969            799,908
Koninklijke Ahold NV (Food and Drug
 Retail)................................       20,311            755,304
Nutreco Holding NV (Food and Drug
 Retail)................................       19,500            791,162
United Pan-Europe Communications NVl
 (Other Telecommunications) + ..........       11,500            595,547
VNU-Verenigde Nederlandes
 Uitgeversbedrijven Verenigd Bezit
 (Print Media) .........................       12,800            518,649
                                                            ------------
TOTAL NETHERLANDS                                              4,071,139
                                                            ------------
NEW ZEALAND ( 0.7% )
Fernz Corp. Ltd. (Specialty Chemicals) .      122,360            410,799
                                                            ------------
NORWAY ( 3.6% )
Christiania Bank Og Kredkasse
 (Banks and Thrifts) ...................       74,500            287,035
Merkantildata ASA
 (Data and Imaging Services) ...........       29,900            299,518
Ocean Rig ASA (Oil Services) + .........    1,590,100            565,669
Petroleum Geo-Services (Oil Services) +        19,700            332,698
Tandberg Television ASA (Electronic
 Media) + ..............................       22,900            217,633
Tomra Systems ASA (Producer Goods) .....       11,600            461,825
                                                            ------------
TOTAL NORWAY                                                   2,164,378
                                                            ------------
SINGAPORE ( 0.8% )
United Overseas Bank Ltd. (Banks and
 Thrifts)...............................       59,800            462,580
                                                            ------------
SPAIN ( 0.9% )
Telefonica de Espana
 (Major Telecommunications) ............       11,424            536,015
                                                            ------------
SWEDEN ( 3.9% )
Autoliv, Inc. (Automotive) .............       12,700            442,409
Electrolux AB (Housing and Furnishings)        10,000            203,305
Securitas AB (Commercial Services) .....       46,400            689,573
Skandinaviska Enskilda Banken
 (Banks and Thrifts) ...................       45,100            589,823
Svenska Cellulosa AB (Consumer Products)       18,300            468,868
                                                            ------------
TOTAL SWEDEN                                                   2,393,978
                                                            ------------
SWITZERLAND ( 4.0% )
Fischer (Georg) AG (Producer Goods) ....        1,590            593,182
Novartis AG Registered Shares (Drugs) +           150            220,000
Roche Holding AG (Drugs) ...............           38            447,764
Sulzer AG (Conglomerate and Aerospace) +          730            464,611
UBS AG (Banks and Thrifts) .............        2,050            697,471
                                                            ------------
TOTAL SWITZERLAND                                              2,423,028
                                                            ------------

                                            NUMBER OF           MARKET
                                             SHARES             VALUE
                                          -------------     --------------
UNITED KINGDOM ( 18.2% )
Bank of Scotland (Banks and Thrifts) ...       48,685       $    721,144
British Telecom Plc
 (Other Telecommunications) ............       58,246            979,052
Cable & Wireless Plc
 (Other Telecommunications) + ..........       37,000            524,941
Dixons Group Plc (Discretionary Retail)        36,269            773,108
General Electric Co. Plc
 (Conglomerate and Aerospace) ..........       83,600            886,342
Glaxo Wellcome Plc (Drugs) .............       20,117            595,317
Granada Group Plc (Electronic Media) + .       35,799            768,317
Hanson Plc (Conglomerate and Aerospace)        63,100            627,852
Kingfisher Plc (Discretionary Retail) ..       42,780            640,565
MEPC Plc (Diversified Financial
 Services)..............................       94,700            696,796
National Westminster Bank Plc
 (Banks and Thrifts) ...................       25,700            619,433
Provident Financial Plc (Consumer
 Finance)...............................       46,100            769,696
SmithKline Beecham Plc (Drugs) .........       40,707            538,741
Vodafone Group Plc
 (Other Telecommunications) ............       55,761          1,027,958
WPP Group Plc (Commercial Services) ....      100,200            888,912
                                                            ------------
TOTAL UNITED KINGDOM                                          11,058,174
                                                            ------------
UNITED STATES ( 1.2% )
Shell Transport & Trading Co. (Oil) ....       98,800            742,871
                                                            ------------
TOTAL COMMON STOCKS (COST $47,947,876)                        56,276,577
                                                            ------------

                                           PRINCIPAL
                                            AMOUNT
                                          -------------
SHORT-TERM INVESTMENTS ( 3.5% )
Federal Home Loan Bank,Zero Coupon,
 05/03/99 ..............................  $ 1,916,000          1,916,000
U.S. Treasury Bill,Zero Coupon,08/19/99
 @......................................      200,000            196,554
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,113,342)                 2,112,554
                                                            ------------
TOTAL INVESTMENTS (COST $50,061,218)(A)                       58,389,131
OTHER ASSETS LESS LIABILITIES                                  2,386,718
                                                            ------------
TOTAL NET ASSETS                                             $60,775,849
                                                            ============

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$51,870,259. Unrealized gains and losses, based on identified tax cost at
April 30, 1999, are as follows:
Unrealized gains..............................  $ 8,086,098
Unrealized losses............................    (1,567,226)
                                                -----------
 Net unrealized gain..........................  $ 6,518,872
                                                ===========

20 See Notes to Financial Statements.

Information concerning open futures contracts at April 30, 1999 is shown below:

                          NO. OF        INITIAL      EXPIRATION     UNREALIZED
                         CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        -----------  -------------  ------------  ---------------
    LONG CONTRACTS
----------------------
TOPIX Index Futures.....    42       $222,595         Jun 99       $22,829
                                     ========                      =======

+ Non-income producing security.

@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 21

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
MID CAP
--------------------------------------------------------------------------------

                                          NUMBER OF         MARKET
                                           SHARES           VALUE
                                        ------------     -----------
COMMON STOCKS ( 96.2% )
AIR TRANSPORT ( 4.0% )
Alaska Air Group, Inc. + .............      2,300        $   101,344
Continental Airlines, Inc. + .........        700             30,231
UAL Corp. + ..........................      1,400            113,050
                                                         -----------
                                                             244,625
                                                         -----------
BANKS AND THRIFTS ( 4.8% )
Astoria Financial Corp. ..............      1,000             50,125
Dime Bancorp, Inc. ...................      1,100             25,369
GreenPoint Financial Corp. ...........      3,400            119,000
UnionBanCal Corp. ....................      3,000            102,375
                                                         -----------
                                                             296,869
                                                         -----------
BIOTECH AND MEDICAL PRODUCTS ( 4.2% )
Biogen, Inc. + .......................        400             38,025
Datascope Corp. + ....................      4,000            113,750
Genentech, Inc. + ....................      1,300            110,012
                                                         -----------
                                                             261,787
                                                         -----------
COMMERCIAL SERVICES ( 2.7% )
ACNielsen Corp. + ....................      2,200             61,325
Modis Professional Services + ........      8,900            102,906
                                                         -----------
                                                             164,231
                                                         -----------
CONGLOMERATE AND AEROSPACE ( 1.8% )
Cordant Technologies, Inc. ...........      2,400            110,700
                                                         -----------
CONSUMER PRODUCTS ( 1.9% )
Blyth Industries, Inc. + .............      2,300             52,325
Church & Dwight Co., Inc. ............      1,500             64,219
                                                         -----------
                                                             116,544
                                                         -----------
CONSUMER SERVICES ( 2.9% )
Bob Evans Farms, Inc. ................      3,900             71,419
Promus Hotel Corp. + .................      3,000            108,000
                                                         -----------
                                                             179,419
                                                         -----------
DATA AND IMAGING SERVICES ( 10.5% )
America Online, Inc. .................        800            114,200
Compuware Corp. + ....................      2,800             68,250
eBay Inc. + ..........................        900            187,312
Siebel Systems, Inc. + ...............      1,700             65,344
Sterling Software, Inc. + ............      1,800             37,238
Symantec Corp. + .....................      4,300             85,462
Yahoo! Inc. + ........................        500             87,344
                                                         -----------
                                                             645,150
                                                         -----------
DISCRETIONARY RETAIL ( 9.7% )
Abercrombie & Fitch Co. + ............      4,000            380,500
Best Buy Co., Inc. + .................      1,800             85,950
CDW Computer Centers, Inc. + .........        600             53,700
Micro Warehouse, Inc. + ..............      4,500             76,219
                                                         -----------
                                                             596,369
                                                         -----------
ELECTRIC UTILITIES ( 4.2% )
Allegheny Energy, Inc. ...............        800             27,250
Florida Progress Corp. ...............      3,600            138,600
OGE Energy Corp. .....................      4,000             94,750
                                                         -----------
                                                             260,600
                                                         -----------

                                          NUMBER OF         MARKET
                                           SHARES           VALUE
                                        ------------     -----------
ELECTRONIC MEDIA ( 0.3% )
Chris-Craft Industries, Inc. + .......        206        $     9,682
Pixar, Inc. + ........................        300             12,450
                                                         -----------
                                                              22,132
                                                         -----------
FOOD AND BEVERAGE ( 3.5% )
Aurora Foods, Inc. + .................      3,900             58,013
IBP, Inc. ............................      6,000            121,500
Suiza Foods Corp. + ..................        900             33,806
                                                         -----------
                                                             213,319
                                                         -----------
FOOD AND DRUG RETAIL ( 0.3% )
Safeway, Inc. + ......................        400             21,575
                                                         -----------
FOREST PRODUCTS AND BUILDING MATERIALS ( 9.0% )
Georgia-Pacific Corp. ................      5,700            146,775
Lafarge Corp. ........................      3,700            125,106
Southdown, Inc. ......................      2,500            160,156
USG Corp. ............................      2,100            122,588
                                                         -----------
                                                             554,625
                                                         -----------
GAS UTILITIES ( 2.0% )
KN Energy, Inc. ......................      6,000            123,750
                                                         -----------
HEALTH SERVICES ( 3.4% )
Lincare Holdings Inc. + ..............      3,600            106,650
PacifiCare Health Systems, Inc. + ....      1,300            103,716
                                                         -----------
                                                             210,366
                                                         -----------
INDUSTRIAL SERVICES ( 1.5% )
Safety-Kleen Corp. + .................      5,700             90,487
                                                         -----------
INVESTMENT SERVICES ( 1.6% )
Paine Webber Group Inc. ..............      2,100             98,569
                                                         -----------
MAJOR TELECOMMUNICATIONS ( 3.7% )
Century Telephone Enterprises, Inc. ..      5,625            226,406
                                                         -----------
OIL SERVICES ( 8.6% )
Cooper Cameron Corp. + ...............      3,200            123,600
Global Marine Inc. + .................        300              4,462
Nabors Industries, Inc. + ............      6,000            123,375
Tidewater, Inc. ......................      5,000            132,500
Transocean Offshore Inc. .............      4,900            145,469
                                                         -----------
                                                             529,406
                                                         -----------
OTHER TELECOMMUNICATIONS ( 1.2% )
Cincinnati Bell Inc. .................      3,300             74,662
                                                         -----------
PRODUCER GOODS ( 3.5% )
Tecumseh Products Co. ................      2,000            122,250
Trinity Industries, Inc. .............      2,700             93,994
                                                         -----------
                                                             216,244
                                                         -----------
SEMICONDUCTORS AND ELECTRONICS ( 5.9% )
Altera Corp. + .......................      1,100             79,475
Linear Technology Corp. ..............      1,400             79,625
QUALCOMM Inc. ........................        100             20,000
Xilinx, Inc. + .......................      4,000            182,500
                                                         -----------
                                                             361,600
                                                         -----------
SPECIALTY CHEMICALS ( 1.8% )
Albemarle Corp. ......................      5,100            112,200
                                                         -----------
STEEL ( 2.1% )
Cleveland-Cliffs, Inc. ...............      3,200            127,400
                                                         -----------

22 See Notes to Portfolio of Investments.

                                         NUMBER OF          MARKET
                                          SHARES            VALUE
                                        ------------     -----------
TEXTILES AND APPAREL ( 1.1% )
Jones Apparel Group, Inc. + ..........      2,100        $    69,300
                                                         -----------
TOTAL COMMON STOCKS (COST $5,071,034)                      5,928,335
                                                         -----------
                                        PRINCIPAL
                                          AMOUNT
                                        ------------
SHORT-TERM INVESTMENTS ( 1.8% )
Federal Home Loan Bank,4.80%,05/03/99    $109,000            109,000
                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $109,000)                                           109,000
                                                         -----------
TOTAL INVESTMENTS (COST $5,180,034)(A)                     6,037,335
OTHER ASSETS LESS LIABILITIES                                123,331
                                                         -----------
TOTAL NET ASSETS                                          $6,160,666
                                                         ===========

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$5,259,237. Unrealized gains and losses, based on identified tax cost at
April 30, 1999, are as follows:
Unrealized gains..............................  $1,063,425
Unrealized losses.............................    (285,327)
                                                ----------
 Net unrealized gain..........................  $  778,098
                                                ==========

+ Non-income producing security.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 23

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
SMALL COMPANY
--------------------------------------------------------------------------------

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------     --------------
COMMON STOCKS ( 76.0% )
AIR TRANSPORT ( 2.0% )
America West Holdings Corp. + ..........       55,500       $  1,158,562
                                                            ------------
BANKS AND THRIFTS ( 5.6% )
Atlantic Bank and Trust Co. + ..........       45,500            929,906
Citizens Banking Corp. .................       30,200            983,388
Harbor Florida Bancshares, Inc. ........       70,000            822,500
Republic Security Financial Corp. ......       70,700            614,206
                                                            ------------
                                                               3,350,000
                                                            ------------
BIOTECH AND MEDICAL PRODUCTS ( 1.9% )
Bio-Technology General Corp. + .........       69,700            494,434
i-STAT Corp. + .........................       45,900            473,344
ICU Medical, Inc. + ....................        9,700            164,900
                                                            ------------
                                                               1,132,678
                                                            ------------
COMMERCIAL SERVICES ( 2.0% )
Ackerley Group, Inc. ...................       24,000            412,500
GP Strategies Corp. + ..................       49,900            767,212
                                                            ------------
                                                               1,179,712
                                                            ------------
CONSUMER FINANCE ( 3.1% )
American Capital Strategies, Ltd. ......       33,500            594,625
Medallion Financial Corp. ..............       23,100            389,812
Rental Service Corp. + .................       37,500            846,094
                                                            ------------
                                                               1,830,531
                                                            ------------
CONSUMER SERVICES ( 3.9% )
Activision, Inc. + .....................       13,000            135,688
IHOP Corp. + ...........................        7,200            329,400
OroAmerica, Inc. + .....................       37,100            317,669
Prime Hospitality Corp. + ..............       78,600            957,937
Ruby Tuesday, Inc. .....................        9,400            171,550
Taco Cabana, Inc. + ....................       36,800            372,600
                                                            ------------
                                                               2,284,844
                                                            ------------
CONSUMER SPECIALTIES ( 1.6% )
Russ Berrie & Co., Inc. ................       35,800            973,313
                                                            ------------
DATA AND IMAGING SERVICES ( 4.4% )
Advanced Digital Information Corp. .....       11,600            250,850
Brooktrout Technology, Inc. + ..........       17,000            253,938
Emulex Corp. + .........................        4,900            216,213
Fundtech Ltd. + ........................       10,600            365,037
Intergraph Corp. + .....................       71,900            480,831
JDA Software Group, Inc. + .............       46,000            365,125
SCB Computer Technology, Inc. + ........       50,000            337,500
WorldGate Communications, Inc. + .......       12,900            367,650
                                                            ------------
                                                               2,637,144
                                                            ------------
DISCRETIONARY RETAIL ( 4.2% )
Audio Book Club, Inc. + ................       36,400            655,200
Central Garden & Pet Co. + .............       17,100            239,400
Dress Barn, Inc. + .....................       36,400            532,350
Genesco Inc. + .........................       97,300          1,058,137
                                                            ------------
                                                               2,485,087
                                                            ------------
DRUGS ( 1.0% )
King Pharmaceuticals, Inc. + ...........       20,300            560,788
                                                            ------------

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------     --------------
ELECTRIC UTILITIES ( 2.7% )
Calpine Corp. + ........................       14,800       $    630,850
Otter Tail Power Co. ...................        9,600            367,200
UniSource Energy Corp. + ...............       56,600            611,987
                                                            ------------
                                                               1,610,037
                                                            ------------
ELECTRICAL MACHINERY AND INSTRUMENTS ( 1.0% )
Nam Tai Electronics, Inc. ..............       60,900            605,194
                                                            ------------
ELECTRONIC MEDIA ( 5.2% )
Ascent Entertainment Group, Inc. + .....       59,100            627,938
Granite Broadcasting Corp. .............       55,700            421,231
Kushner-Locke Co. (The) + ..............       65,600            758,500
Metro Networks, Inc. + .................        5,600            252,000
SBS Broadcasting SA + ..................       21,500            677,250
TCI Music, Inc. + ......................        8,000            366,000
                                                            ------------
                                                               3,102,919
                                                            ------------
FOOD AND BEVERAGE ( 1.3% )
Suprema Specialties, Inc. + ............       65,300            375,475
Twinlab Corp. + ........................       46,600            396,100
                                                            ------------
                                                                 771,575
                                                            ------------
FOOD AND DRUG RETAIL ( 0.6% )
Casey's General Stores, Inc. ...........       25,600            339,200
                                                            ------------
FOREST PRODUCTS AND BUILDING MATERIALS ( 4.4% )
Elcor Corp. ............................       26,900          1,039,013
Potlatch Corp. .........................       22,300            924,056
Texas Industries, Inc. .................       20,400            629,850
                                                            ------------
                                                               2,592,919
                                                            ------------
HEALTH SERVICES ( 0.9% )
Apria Healthcare Group Inc. ............       34,200            534,375
                                                            ------------
HOUSING AND FURNISHINGS ( 2.0% )
Boston Acoustics, Inc. .................        6,550            117,900
Salton, Inc. + .........................       16,700            567,800
Webb (Del E) Corp. .....................       21,600            499,500
                                                            ------------
                                                               1,185,200
                                                            ------------
INDUSTRIAL SERVICES ( 3.3% )
Insituform Technologies, Inc. + ........       46,700            890,219
Kaneb Services, Inc. + .................      134,100            620,212
Park-Ohio Holdings Corp. + .............       28,300            428,038
                                                            ------------
                                                               1,938,469
                                                            ------------
INSURANCE ( 1.6% )
American Heritage Life Investment Corp.        24,900            577,369
Provident American Corp. + .............       11,600            397,300
                                                            ------------
                                                                 974,669
                                                            ------------
INVESTMENT SERVICES ( 1.4% )
Investment Technology Group, Inc. ......       14,300            495,137
Jefferies Group, Inc. ..................       14,300            327,113
                                                            ------------
                                                                 822,250
                                                            ------------
OIL ( 2.2% )
Devon Energy Corp. .....................       13,800            458,850
Union Pacific Resources Group Inc. .....       61,700            863,800
                                                            ------------
                                                               1,322,650
                                                            ------------
OIL SERVICES ( 2.5% )
McDermott International, Inc. ..........       27,100            785,900

24 See Notes to Portfolio of Investments.

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------     --------------
OIL SERVICES (CONTINUED)
Seitel, Inc. + .........................       41,000       $    712,375
                                                            ------------
                                                               1,498,275
                                                            ------------
OTHER TELECOMMUNICATIONS ( 3.3% )
Associated Group, Inc. + ...............       13,100            746,700
Powertel, Inc. + .......................       25,900            563,325
Price Communications Corp. + ...........       25,712            395,322
SkyTel Communications, Inc. + ..........       15,800            270,575
                                                            ------------
                                                               1,975,922
                                                            ------------
PRODUCER GOODS ( 2.7% )
Kafus Environmental Industries Ltd. + ..      115,600            693,600
MacDermid, Inc. ........................        6,800            285,175
Precision Castparts Corp. ..............       14,900            636,975
                                                            ------------
                                                               1,615,750
                                                            ------------
SEMICONDUCTORS AND ELECTRONICS ( 4.8% )
Burr-Brown Corp. + .....................       29,800            789,700
Cree Research, Inc. + ..................        9,600            403,200
CTS Corp. ..............................       13,100            699,212
FEI Co. ................................       48,100            360,750
Terayon Communication Systems, Inc. + ..       14,300            577,363
                                                            ------------
                                                               2,830,225
                                                            ------------
SPECIALTY CHEMICALS ( 3.1% )
Alcide Corp. + .........................       24,300            373,613
ChiRex Inc. + ..........................       11,400            296,400
Eco Soil Systems, Inc. + ...............       67,900            381,937
Geon Co. (The) .........................       24,900            762,562
                                                            ------------
                                                               1,814,512
                                                            ------------
STEEL ( 0.8% )
Bethlehem Steel Corp. + ................       51,900            473,588
                                                            ------------
SURFACE TRANSPORT ( 1.0% )
Knightsbridge Tankers Ltd. .............       32,900            618,931
                                                            ------------
TEXTILES AND APPAREL ( 1.5% )
Stride Rite Corp. ......................       77,700            908,119
                                                            ------------
TOTAL COMMON STOCKS (COST $42,984,756)                        45,127,438
                                                            ------------

                                           PRINCIPAL
                                            AMOUNT
                                          -------------
SHORT-TERM INVESTMENTS ( 23.5% )
Federal Home Loan Bank,4.80%,05/03/99 ..  $13,532,000         13,532,000
U.S. Treasury Bill,4.42%,08/19/99 @ ....      100,000             98,659
U.S. Treasury Bill,4.43%,08/19/99 @ ....      300,000            295,977
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,926,687)               13,926,636
                                                            ------------
TOTAL INVESTMENTS (COST $56,911,443)(A)                       59,054,074
OTHER ASSETS LESS LIABILITIES                                    323,496
                                                            ------------
TOTAL NET ASSETS                                             $59,377,570
                                                            ============

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to $57,690,624. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains..............................  $ 4,235,597
Unrealized losses............................    (2,872,147)
                                                -----------
 Net unrealized gain..........................  $ 1,363,450
                                                ===========

Information concerning open futures contracts at April 30, 1999 is shown below:

                          NO. OF        INITIAL      EXPIRATION     UNREALIZED
                         CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        -----------  -------------  ------------  ---------------
    LONG CONTRACTS
----------------------
Russell 2000
Index Futures ..........    37       $7,460,668       Jun 99       $550,424
                                     ==========                     =======

+ Non-income producing security.

@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 25

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------

                                        NUMBER OF          MARKET
                                          SHARES           VALUE
                                        ------------     ------------
COMMON STOCKS ( 89.4% )
AUTOMOTIVE ( 5.5% )
DaimlerChrysler AG ...................      2,000        $  196,375
Dana Corp. ...........................      3,600           169,650
                                                         ----------
                                                            366,025
                                                         ----------
BANKS AND THRIFTS ( 2.0% )
BankBoston Corp. .....................      2,700           132,300
                                                         ----------
COMPUTERS ( 7.9% )
International Business Machines Corp.       1,500           313,781
Sun Microsystems, Inc. + .............      3,600           215,325
                                                         ----------
                                                            529,106
                                                         ----------
CONGLOMERATE AND AEROSPACE ( 7.4% )
General Dynamics Corp. ...............      1,500           105,375
General Electric Co. .................      2,000           211,000
Loral Space & Commmunications Ltd. + .      9,000           175,500
                                                         ----------
                                                            491,875
                                                         ----------
CONSUMER FINANCE ( 4.0% )
Federal Home Loan Mortgage Corp. .....      4,200           263,550
                                                         ----------
DATA AND IMAGING SERVICES ( 8.7% )
America Online, Inc. .................      2,500           356,875
Oracle Corp. + .......................      8,200           221,912
                                                         ----------
                                                            578,787
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES ( 5.6% )
Citigroup Inc. .......................      5,000           376,250
                                                         ----------
DRUGS ( 10.4% )
American Home Products Corp. .........      3,000           183,000
Bristol-Myers Squibb Co. .............      4,300           273,319
Warner Lambert Co. ...................      3,500           237,781
                                                         ----------
                                                            694,100
                                                         ----------
ELECTRICAL MACHINERY AND INSTRUMENTS ( 3.7% )
Xerox Corp. ..........................      4,200           246,750
                                                         ----------
FOOD AND DRUG RETAIL ( 2.5% )
Albertson's, Inc. ....................      3,200           164,800
                                                         ----------
FOREST PRODUCTS AND BUILDING MATERIALS ( 5.8% )
Owens-Illinois, Inc. + ...............      5,000           145,000
Sealed Air Corp. + ...................      4,000           243,250
                                                         ----------
                                                            388,250
                                                         ----------
HOUSING AND FURNISHINGS ( 1.4% )
Centex Corp. .........................      2,500            91,406
                                                         ----------
INSURANCE ( 1.6% )
Allstate Corp. (The) .................      3,000           109,125
                                                         ----------
INVESTMENT SERVICES ( 3.4% )
T. Rowe Price & Associates ...........      6,000           226,125
                                                         ----------
MAJOR TELECOMMUNICATIONS ( 6.1% )
AT&T Corp. ...........................      5,250           265,125
Century Telephone Enterprises, Inc. ..      3,450           138,863
                                                         ----------
                                                            403,988
                                                         ----------
OIL SERVICES ( 2.8% )
McDermott International, Inc. ........      6,500           188,500
                                                         ----------
PRODUCER GOODS ( 4.7% )
Ingersoll-Rand Co. ...................      4,500           311,344
                                                         ----------

                                        NUMBER OF          MARKET
                                          SHARES           VALUE
                                        ------------     -----------
REAL ESTATE INVESTMENT TRUSTS ( 1.8% )
Duke Realty Investments, Inc. ........      5,000        $  117,500
                                                         ----------
SEMICONDUCTORS AND ELECTRONICS ( 4.1% )
Intel Corp. ..........................      4,500           275,344
                                                         ----------
TOTAL COMMON STOCKS (COST $4,835,641)                     5,955,125
                                                         ----------

                                        PRINCIPAL
                                          AMOUNT
                                        ------------
SHORT-TERM INVESTMENTS ( 7.0% )
Federal Home Loan Bank,4.80%,05/03/99    $469,000           469,000
                                                         ----------
TOTAL SHORT-TERM INVESTMENTS (COST $469,000)                469,000
                                                         ----------
TOTAL INVESTMENTS (COST $5,304,641)(A)                    6,424,125
OTHER ASSETS LESS LIABILITIES                               238,443
                                                         ----------
TOTAL NET ASSETS                                         $6,662,568
                                                         ==========

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes is identical.
Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:
Unrealized gains.............................  $1,191,215
Unrealized losses............................     (71,731)
                                               ----------
 Net unrealized gain.........................  $1,119,484
                                               ==========

+ Non-income producing security.

Category percentages are based on net assets.

26 See Notes to Financial Statements.

                     THIS PAGE INTENTIONALLY LEFT BLANK

CAPITAL APPRECIATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Cash denominated in foreign currencies ................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Fund shares sold .....................................................
 Recoverable foreign taxes ............................................
 Reimbursement from Investment Adviser ................................
Prepaid expenses ......................................................
Other assets ..........................................................
Gross unrealized gain on forward foreign currency exchange contracts ..
     Total assets .....................................................
LIABILITIES:
Payable for:
 Investments purchased ................................................
 Fund shares redeemed .................................................
 Variation margin .....................................................
Other liabilities .....................................................
Gross unrealized loss on forward foreign currency exchange contracts ..
     Total liabilities ................................................
 NET ASSETS ...........................................................
NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized gain on investments, open futures contracts and foreign currency related transactions ........................................
Undistributed (distributions in excess of) net investment income ......
Accumulated net realized gain on investments ..........................
 NET ASSETS ...........................................................
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ..................................................
 Offering price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .....................................
Class C:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .....................................

Cost of investments ...................................................
Cost of cash denominated in foreign currencies ........................

28 See Notes to Financial Statements.

--------------------------------------------------------------------------------

         GROWTH       INTERNATIONAL      MID CAP       SMALL COMPANY    VALUE OPPORTUNITY
     ---------------  --------------  --------------  ---------------  -------------------
      $217,223,744     $58,389,131     $6,037,335       $59,054,074        $6,424,125
               381              --            341                 4               456
                --       1,661,284             --                --                --

            47,637         162,450            373            29,808             4,410
           757,027       3,185,540        119,981         1,710,323           343,867
         1,138,742         138,599            157            17,674               763
                --          66,327             --                --                --
                --           8,181         12,551            11,477            11,621
             1,467           1,115             50               493                49
                --           8,919             --                --                --
                --         134,367             --                --                --
      ------------     -----------     ----------       -----------        ----------
       219,168,998      63,755,913      6,170,788        60,823,853         6,785,291
      ------------     -----------     ----------       -----------        ----------


         1,460,170       2,845,278             --           963,577           112,399
            71,611           2,207             --           392,792             1,000
           115,500           2,978             --            12,950                --
           194,116         108,485         10,122            76,964             9,324
                --          21,116             --                --                --
      ------------     -----------     ----------       -----------        ----------
         1,841,397       2,980,064         10,122         1,446,283           122,723
      ------------     -----------     ----------       -----------        ----------
      $217,327,601     $60,775,849     $6,160,666       $59,377,570        $6,662,568
      ============     ===========     ==========       ===========        ==========

      $153,459,574     $50,030,766     $5,268,539       $53,032,864        $5,329,988
        44,644,716       8,462,083        857,301         2,693,055         1,119,484
           (96,988)     (1,895,416)        (4,609)           92,127            (2,870)
        19,320,299       4,178,416         39,435         3,559,524           215,966
      ------------     -----------     ----------       -----------        ----------
      $217,327,601     $60,775,849     $6,160,666       $59,377,570        $6,662,568
      ============     ===========     ==========       ===========        ==========


         8,958,433       3,407,208        484,085         3,827,713           440,193
      $188,278,255     $43,204,177     $5,673,176       $44,893,925        $5,554,305
      $      21.02     $     12.68     $    11.72       $     11.73        $    12.62

         1,338,524       1,312,918         22,028         1,142,701            62,951
      $ 27,669,407     $16,619,230     $  257,334       $13,050,699        $  792,956
      $      20.67     $     12.66     $    11.68       $     11.42        $    12.60
      $      21.93     $     13.43     $    12.39       $     12.12        $    13.37

            28,358          12,110          9,346             9,748             9,310
      $    595,115     $   153,311     $  109,323       $   114,078        $  117,237
      $      20.99     $     12.66     $    11.70       $     11.70        $    12.59

            37,646          63,189         10,398           113,152            15,789
      $    784,824     $   799,131     $  120,833       $ 1,318,868        $  198,070
      $      20.85     $     12.65     $    11.62       $     11.66        $    12.54

      $172,751,958     $50,061,218     $5,180,034       $56,911,443        $5,304,641
      $         --     $ 1,656,344     $       --       $        --        $       --

                                           See Notes to Financial Statements. 29

CAPITAL APPRECIATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends .............................................................
Interest ..............................................................

Foreign taxes withheld on dividends ...................................
     Total investment income ..........................................
INVESTMENT EXPENSES:
Investment advisory fee ...............................................
Administrative services fees ..........................................
Distribution Plan and shareholder services fees .......................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Directors' fees .......................................................
Registration fees .....................................................
Miscellaneous expenses ................................................
Expenses before reimbursement and waiver from Investment Adviser ......
Expense reimbursement and waiver from Investment Adviser ..............
     Net expenses .....................................................
Net investment income (loss) ..........................................
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................
 Futures and forward foreign currency exchange contracts ..............
 Foreign currency related transactions.................................
     Net realized gain on investments .................................
Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures and forward foreign currency exchange contracts ..............
 Foreign currency related transactions.................................
     Net change in unrealized gain or loss on investments .............
Net realized and change in unrealized gain or loss on investments .....
Net increase in net assets resulting from operations ..................

30 See Notes to Financial Statements.

--------------------------------------------------------------------------------

            GROWTH       INTERNATIONAL    MID CAP       SMALL COMPANY    VALUE OPPORTUNITY
            ------       -------------    -------       -------------    -----------------
          $   379,357     $  373,963     $   25,107      $  168,294         $   25,215
              405,977         33,426          2,982         273,164              6,597
          -----------     ----------     ----------      ----------         ----------
              785,334        407,389         28,089         441,458             31,812
               (1,877)       (40,195)            --              --                 --
          -----------     ----------     ----------      ----------         ----------
              783,457        367,194         28,089         441,458             31,812
          -----------     ----------     ----------      ----------         ----------

              641,826        223,665         20,781         211,980             20,911
               91,689         26,313          2,771          24,939              2,987
               30,037         18,933            910          20,964              1,702
                4,769          2,028            823           2,916                826
               10,646         87,598          3,301          10,851              2,872
               65,941         25,934          9,034          21,100              9,149
               14,340          9,866          9,709          12,234              9,748
                1,787            401             47             474                 57
               35,480         17,658         25,526          32,137             25,475
                3,398          1,405            189             885                217
          -----------     ----------     ----------      ----------         ----------
              899,913        413,801         73,091         338,480             73,944
                   --        (39,080)       (40,393)         (9,804)           (39,421)
          -----------     ----------     ----------      ----------         ----------
              899,913        374,721         32,698         328,676             34,523
          -----------     ----------     ----------      ----------         ----------
             (116,456)        (7,527)        (4,609)        112,782             (2,711)
          -----------     ----------     ----------      ----------         ----------



           18,457,871      5,168,412        382,852       3,523,281            468,206
            1,295,901       (306,923)            --         429,361                 --
                   --       (117,206)            --              --                 --
          -----------     ----------     ----------      ----------         ----------
           19,753,772      4,744,283        382,852       3,952,642            468,206
          -----------     ----------     ----------      ----------         ----------

           22,177,675      3,103,345        868,993       1,790,474            928,263
                7,199        770,379             --         244,269                 --
                   --         84,938             --              --                 --
          -----------     ----------     ----------      ----------         ----------
           22,184,874      3,958,662        868,993       2,034,743            928,263
          -----------     ----------     ----------      ----------         ----------
           41,938,646      8,702,945      1,251,845       5,987,385          1,396,469
          -----------     ----------     ----------      ----------         ----------
          $41,822,190     $8,695,418     $1,247,236      $6,100,167         $1,393,758
          ===========     ==========     ==========      ==========         ==========

                                           See Notes to Financial Statements. 31

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          GROWTH
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income (loss)...............  $   (116,456)     $     46,944
Net realized gain on investments...........    19,753,772         1,439,792
Net change in unrealized gain or loss on
 investments...............................    22,184,874        11,302,825
                                             ------------      ------------
 Net increase in net assets resulting from
  operations...............................    41,822,190        12,789,561
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................       (27,476)               --
 From net realized gains on investments....    (1,603,819)      (12,310,889)
Class A:
 From net realized gains on investments....      (220,502)       (1,306,575)
Class C:
 From net realized gains on investments....        (5,280)               --
                                             ------------      ------------
 Decrease in net assets from distributions
  to shareholders..........................    (1,857,077)      (13,617,464)
                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................    37,745,323        56,817,825
 Net asset value of shares issued upon
  reinvestment of distributions............     1,629,572        12,292,734
 Payments for shares redeemed..............   (15,177,028)      (21,664,296)
Class A:
 Proceeds from shares sold.................    77,317,626        11,982,901
 Net asset value of shares issued upon
  reinvestment of distributions............       212,135         1,299,155
 Payments for shares redeemed..............   (67,171,399)       (9,193,125)
Class B:
 Proceeds from shares sold.................       705,159                --
 Payments for shares redeemed..............      (110,149)               --
Class C:
 Proceeds from shares sold.................       432,004           358,367
 Net asset value of shares issued upon
  reinvestment of distributions............         4,074                --
 Payments for shares redeemed..............      (123,919)             (157)
                                             ------------      ------------
 Net increase in net assets from fund share
  transactions.............................    35,463,398        51,893,404
                                             ------------      ------------
Net change in net assets...................    75,428,511        51,065,501
NET ASSETS:
Beginning of period........................   141,899,090        90,833,589
                                             ------------      ------------
End of period..............................  $217,327,601      $141,899,090
                                             ============      ============
End of period net assets includes
 undistributed (distributions in excess of)
 net investment income.....................  $    (96,988)     $     46,944
                                             ============      ============

32 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          GROWTH
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................     1,923,804         3,385,454
 Number of shares issued upon reinvestment
  of distributions.........................        85,273           863,254
 Number of shares redeemed.................      (794,177)       (1,332,867)
                                             ------------      ------------
 Net increase..............................     1,214,900         2,915,841
                                             ============      ============
Class A:
 Number of shares sold.....................     4,011,088           772,646
 Number of shares issued upon reinvestment
  of distributions.........................        11,278            92,401
 Number of shares redeemed.................    (3,470,647)         (594,336)
                                             ------------      ------------
 Net increase..............................       551,719           270,711
                                             ============      ============
Class B:
 Number of shares sold.....................        33,586                --
 Number of shares redeemed.................        (5,228)               --
                                             ------------      ------------
 Net increase..............................        28,358                --
                                             ============      ============
Class C:
 Number of shares sold.....................        22,026            21,497
 Number of shares issued upon reinvestment
  of distributions.........................           214                --
 Number of shares redeemed.................        (6,081)              (10)
                                             ------------      ------------
 Net increase..............................        16,159            21,487
                                             ============      ============


                                           See Notes to Financial Statements. 33

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                      INTERNATIONAL
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income (loss)...............  $     (7,527)     $     28,873
Net realized gain on investments...........     4,744,283         4,612,117
Net change in unrealized gain or loss on
 investments...............................     3,958,662           739,680
                                             ------------      ------------
 Net increase in net assets resulting from
  operations...............................     8,695,418         5,380,670
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................    (1,770,159)       (1,662,611)
 From net realized gains on investments....    (1,806,974)      (10,149,981)
Class A:
 From net investment income................      (561,757)         (440,511)
 From net realized gains on investments....      (615,742)       (3,463,760)
Class C:
 From net investment income................        (8,737)               --
 From net realized gains on investments....        (9,514)               --
                                             ------------      ------------
 Decrease in net assets from distributions
  to shareholders..........................    (4,772,883)      (15,716,863)
                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................    10,209,029         7,518,675
 Net asset value of shares issued upon
  reinvestment of distributions............     3,852,513         6,766,090
 Payments for shares redeemed..............    (8,273,191)      (27,933,953)
Class A:
 Proceeds from shares sold.................    10,208,831         2,206,713
 Net asset value of shares issued upon
  reinvestment of distributions............       790,785           918,001
 Payments for shares redeemed..............   (10,453,576)       (4,946,707)
Class B:
 Proceeds from shares sold.................       142,999                --
Class C:
 Proceeds from shares sold.................       702,551           166,506
 Net asset value of shares issued upon
  reinvestment of distributions............           838                --
 Payments for shares redeemed..............      (117,537)             (114)
                                             ------------      ------------
 Net increase (decrease) in net assets from
  fund share transactions..................     7,063,242       (15,304,789)
                                             ------------      ------------
Net change in net assets...................    10,985,777       (25,640,982)
NET ASSETS:
Beginning of period........................    49,790,072        75,431,054
                                             ------------      ------------
End of period..............................  $ 60,775,849      $ 49,790,072
                                             ============      ============
End of period net assets includes
 undistributed (distributions in excess of)
 net investment income.....................  $ (1,895,416)     $    452,764
                                             ============      ============

34 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                      INTERNATIONAL
                                             --------------------------------
                                                SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999     YEAR ENDED
                                              (UNAUDITED)    OCTOBER 31, 1998
                                              -----------    ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       871,614           656,589
 Number of shares issued upon reinvestment
  of distributions.........................       309,190           578,793
 Number of shares redeemed.................      (684,721)       (2,454,649)
                                             ------------      ------------
 Net increase (decrease)...................       496,083        (1,219,267)
                                             ============      ============
Class A:
 Number of shares sold.....................       851,371           186,374
 Number of shares issued upon reinvestment
  of distributions.........................        63,398            78,529
 Number of shares redeemed.................      (875,947)         (395,669)
                                             ------------      ------------
 Net increase (decrease)...................        38,822          (130,766)
                                             ============      ============
Class B:
 Number of shares sold.....................        12,110                --
                                             ------------      ------------
 Net increase .............................        12,110                --
                                             ============      ============
Class C:
 Number of shares sold.....................        58,975            13,173
 Number of shares issued upon reinvestment
  of distributions.........................           838                --
 Number of shares redeemed.................        (9,787)              (10)
                                             ------------      ------------
 Net increase..............................        50,026            13,163
                                             ============      ============

                                           See Notes to Financial Statements. 35

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                        MID CAP
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 4, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
FROM OPERATIONS:
Net investment loss.....................   $   (4,609)         $   (8,761)
Net realized gain (loss) on investments.      382,852            (343,417)
Net change in unrealized gain or loss on
 investments............................      868,993             (11,692)
                                           ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations.............    1,247,236            (363,870)
                                           ----------          ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold..............       60,685           4,950,432
 Payments for shares redeemed...........      (67,942)           (111,022)
Class A:
 Proceeds from shares sold..............      114,888             125,364
 Payments for shares redeemed...........       (9,678)                (81)
Class B:
 Proceeds from shares sold..............      100,000                  --
Class C:
 Proceeds from shares sold..............       23,097             100,000
 Payments for shares redeemed...........       (8,443)                 --
                                           ----------          ----------
 Net increase in net assets from fund
  share transactions....................      212,607           5,064,693
                                           ----------          ----------
Net change in net assets................    1,459,843           4,700,823
NET ASSETS:
Beginning of period.....................    4,700,823                  --
                                           ----------          ----------
End of period...........................   $6,160,666          $4,700,823
                                           ==========          ==========
End of period net assets includes
 distributions in excess of net
 investment income......................   $   (4,609)         $       --
                                           ==========          ==========
SHARE TRANSACTIONS:
Class I:
 Number of shares sold..................        5,772             494,694
 Number of shares redeemed..............       (6,235)            (10,146)
                                           ----------          ----------
 Net increase (decrease)................         (463)            484,548
                                           ==========          ==========
Class A:
 Number of shares sold..................       10,512              12,395
 Number of shares redeemed..............         (870)                 (9)
                                           ----------          ----------
 Net increase...........................        9,642              12,386
                                           ==========          ==========
Class B:
 Number of shares sold..................        9,346                  --
                                           ----------          ----------
 Net increase...........................        9,346                  --
                                           ==========          ==========
Class C:
 Number of shares sold..................        2,158               8,993
 Number of shares redeemed..............         (753)                 --
                                           ----------          ----------
 Net increase...........................        1,405               8,993
                                           ==========          ==========

36 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                      SMALL COMPANY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $   112,782      $    133,733
Net realized gain (loss) on investments....     3,952,642          (132,827)
Net change in unrealized gain or loss on
 investments...............................     2,034,743        (3,889,710)
                                              -----------      ------------
 Net increase (decrease) in net assets
  resulting from operations................     6,100,167        (3,888,804)
                                              -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (133,800)               --
 From net realized gains on investments....      (180,597)       (5,713,656)
Class A:
 From net investment income................       (19,021)               --
 From net realized gains on investments....       (56,085)       (2,110,367)
Class C:
 From net investment income................        (1,567)               --
 From net realized gains on investments....        (7,096)               --
                                              -----------      ------------
 Decrease in net assets from distributions
  to shareholders..........................      (398,166)       (7,824,023)
                                              -----------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................    17,235,225        21,312,922
 Net asset value of shares issued upon
  reinvestment of distributions............       311,160         5,093,695
 Payments for shares redeemed..............    (6,419,531)      (10,817,779)
Class A:
 Proceeds from shares sold.................     4,855,182         4,873,997
 Net asset value of shares issued upon
  reinvestment of distributions............        72,343         2,020,035
 Payments for shares redeemed..............    (2,307,188)       (1,879,360)
Class B:
 Proceeds from shares sold.................       104,357                --
Class C:
 Proceeds from shares sold.................       742,729         1,196,494
 Net asset value of shares issued upon
  reinvestment of distributions............         7,074                --
 Payments for shares redeemed..............      (675,448)          (75,405)
                                              -----------      ------------
 Net increase in net assets from fund share
  transactions.............................    13,925,903        21,724,599
                                              -----------      ------------
Net change in net assets...................    19,627,904        10,011,772
NET ASSETS:
Beginning of period........................    39,749,666        29,737,894
                                              -----------      ------------
End of period..............................   $59,377,570      $ 39,749,666
                                              ===========      ============
End of period net assets includes
 undistributed net investment income.......   $    92,127      $    133,733
                                              ===========      ============

                                           See Notes to Financial Statements. 37

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                      SMALL COMPANY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................     1,538,725         1,756,205
 Number of shares issued upon reinvestment
  of distributions.........................        28,082           447,994
 Number of shares redeemed.................      (572,984)         (827,622)
                                              -----------      ------------
 Net increase..............................       993,823         1,376,577
                                              ===========      ============
Class A:
 Number of shares sold.....................       451,145           410,840
 Number of shares issued upon reinvestment
  of distributions.........................         6,698           182,314
 Number of shares redeemed.................      (210,920)         (162,947)
                                              -----------      ------------
 Net increase..............................       246,923           430,207
                                              ===========      ============
Class B:
 Number of shares sold.....................         9,748                --
                                              -----------      ------------
 Net increase..............................         9,748                --
                                              ===========      ============
Class C:
 Number of shares sold.....................        65,889           115,726
 Number of shares issued upon reinvestment
  of distributions.........................           640                --
 Number of shares redeemed.................       (60,989)           (8,114)
                                              -----------      ------------
 Net increase..............................         5,540           107,612
                                              ===========      ============

38 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   VALUE OPPORTUNITY
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 2, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
FROM OPERATIONS:
Net investment income (loss)............   $   (2,711)         $   14,246
Net realized gain (loss) on investments.      468,206            (252,240)
Net change in unrealized gain or loss on
 investments............................      928,263             191,221
                                           ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations.............    1,393,758             (46,773)
                                           ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income.............      (13,616)                 --
Class A:
 From net investment income.............         (789)                 --
                                           ----------          ----------
 Decrease in net assets from
  distributions to shareholders.........      (14,405)                 --
                                           ----------          ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold..............       60,730           5,002,155
 Net asset value of shares issued upon
  reinvestment of distributions.........          377                  --
 Payments for shares redeemed...........     (323,025)           (369,095)
Class A:
 Proceeds from shares sold..............      228,378             528,702
 Net asset value of shares issued upon
  reinvestment of distributions.........          535                  --
 Payments for shares redeemed...........      (43,329)            (35,490)
Class B:
 Proceeds from shares sold..............      105,388                  --
Class C:
 Proceeds from shares sold..............       71,747             104,915
 Payments for shares redeemed...........       (2,000)                 --
                                           ----------          ----------
 Net increase in net assets from fund
  share transactions....................       98,801           5,231,187
                                           ----------          ----------
Net change in net assets................    1,478,154           5,184,414
NET ASSETS:
Beginning of period.....................    5,184,414                  --
                                           ----------          ----------
End of period...........................   $6,662,568          $5,184,414
                                           ==========          ==========
End of period net assets includes
 undistributed (distributions in excess
 of) net investment income..............   $   (2,870)         $   14,246
                                           ==========          ==========

                                           See Notes to Financial Statements. 39

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                   VALUE OPPORTUNITY
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 2, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold..................        5,504             499,755
 Number of shares issued upon
  reinvestment of distributions.........           33                  --
 Number of shares redeemed..............      (28,374)            (36,725)
                                           ----------          ----------
 Net increase (decrease)................      (22,837)            463,030
                                           ==========          ==========
Class A:
 Number of shares sold..................       20,008              50,077
 Number of shares issued upon
  reinvestment of distributions.........           47                  --
 Number of shares redeemed..............       (3,635)             (3,546)
                                           ----------          ----------
 Net increase...........................       16,420              46,531
                                           ==========          ==========
Class B:
 Number of shares sold..................        9,310                  --
                                           ----------          ----------
 Net increase...........................        9,310                  --
                                           ==========          ==========
Class C:
 Number of shares sold..................        6,400               9,556
 Number of shares redeemed..............         (167)                 --
                                           ----------          ----------
 Net increase...........................        6,233               9,556
                                           ==========          ==========

40 See Notes to Financial Statements.

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers five funds, (each a Fund; collectively, the Funds), Aetna Growth Fund (Growth), Aetna International Fund (International), Aetna Mid Cap Fund (Mid Cap), Aetna Small Company Fund (Small Company) and Aetna Value Opportunity Fund (Value Opportunity).

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Shareholders not eligible to purchase Class I shares can purchase shares in any other Class of the Funds. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year.)

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                        CLASS I                  CLASS A             CLASS B           CLASS C
                        -------                  -------             -------           -------
GROWTH                January 4, 1994       April 15, 1994       March 1, 1999     June 30, 1998
INTERNATIONAL         December 27, 1991     April 15, 1994       March 1, 1999     June 30, 1998
MID CAP               February 4, 1998      February 4, 1998     March 1, 1999     June 30, 1998
SMALL COMPANY         January 4, 1994       April 15, 1994       March 1, 1999     June 30, 1998
VALUE OPPORTUNITY     February 2, 1998      February 2, 1998     March 1, 1999     June 30, 1998

The following is each Fund's investment objective:

  GROWTH seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

  INTERNATIONAL seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. International will not target any given level of current income.

  MID CAP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies having medium market capitalizations.

  SMALL COMPANY seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

  VALUE OPPORTUNITY seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

Aeltus Investment Management, Inc. (Aeltus) serves as the Investment Adviser to each Fund. Bradley, Foster & Sargent, Inc. (Bradley) is the Sub-Adviser to Value Opportunity. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. VALUATION OF INVESTMENTS

Investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against its existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

--------------------------------------------------------------------------------
C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any. As of April 30, 1999, the Funds did not hold any securities deemed to be illiquid.

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 1998 and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Futhermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and certain losses deferred due to transactions characterized as "wash sales" by federal tax regulations. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

G. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus a monthly fee expressed as a percentage of the average daily net assets of each Fund. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied. Below are the Funds' annual investment advisory fee ranges and the effective annual rates before waivers as of April 30, 1999:

                          FEE RANGE     EFFECTIVE RATE
                          ---------     --------------
Growth                   0.70%-0.550%      0.70%
International            0.85%-0.700%      0.85%
Mid Cap                  0.75%-0.600%      0.75%
Small Company            0.85%-0.725%      0.85%
Value Opportunity        0.70%-0.550%      0.70%

Aeltus has entered into a subadvisory agreement with Bradley for Value Opportunity. As Sub-Adviser, Bradley supervises the investment and reinvestment of cash and equity securities. The Subadvisory Agreement provides that Aeltus will pay Bradley a subadvisory fee at an annual rate of 0.15% of Value Opportunity's average daily net assets on the first $250 million and 0.10% of Value Opportunity's average daily net assets above $250 million. For the period November 1, 1998 through April 30, 1999, Aeltus paid Bradley $4,448.

Aeltus has entered into a consulting agreement with Bradley for Value Opportunity and Aetna Value Opportunity VP, a portfolio of Aetna Variable Portfolios, Inc. under which Bradley will provide assistance with shareholder communications, contribute to marketing efforts and other non-investment advisory services for the Value Opportunity Fund in exchange for payment from the Investment Adviser. For the period November 1, 1998 through April 30, 1999, Aeltus paid Bradley $78,000.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain shareholders that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.425% of the average daily net assets associated with those shares. For the period November 1, 1998 through April 30, 1999, Aeltus paid ALIAC $461,007.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to the principal underwriter at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by the principal underwriter in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by Class A, Class B and Class C shares and service fees incurred by Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse each Fund (except Growth) for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return.

--------------------------------------------------------------------------------
5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 1999 were:

                                      COST OF PURCHASES      PROCEEDS FROM SALES
                                      -----------------      -------------------
Growth                                 $173,337,143            $140,686,332
International                            51,304,459              50,419,899
Mid Cap                                   4,463,075               4,453,426
Small Company                            53,497,802              43,991,701
Value Opportunity                         3,706,661               4,064,156

6. CAPITAL LOSS CARRYFORWARDS

As of April 30, 1999, Mid Cap and Value Opportunity incurred capital loss carryforwards of $307,550 and $252,240, respectively. These capital loss carryforwards may be used to offset future capital gains until October 31, 2006, at which time the carryforwards will expire. It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of unexpired capital loss carryforwards.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of April 30, 1999, International had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The net unrealized gain of $113,251 on these contracts, is included in the accompanying financial statements. The terms of the open contracts are as follows:

INTERNATIONAL
-------------
   EXCHANGE      CURRENCY TO     U.S. $ VALUE   CURRENCY TO   U.S. $ VALUE   UNREALIZED
     DATE        BE DELIVERED   APRIL 30, 1999  BE RECEIVED  APRIL 30, 1999  GAIN (LOSS)
   --------      ------------   --------------  -----------  --------------  -----------

CONTRACTS TO SELL
-----------------
5/12/99            536,011         $567,502       608,619       $608,619       $41,117
                     Euro                       U.S. Dollar
------------------------------------------------------------------------------------------
6/25/99            330,762         351,252        362,457       362,457        11,205
                     Euro                       U.S. Dollar
------------------------------------------------------------------------------------------
6/25/99             82,000          87,644        89,857         89,857         2,213
                     Euro                       U.S. Dollar
------------------------------------------------------------------------------------------
6/25/99            670,000         714,254        734,203       734,203        19,949
                     Euro                       U.S. Dollar
------------------------------------------------------------------------------------------
7/19/99            123,826         131,703        134,197       134,197         2,494
                     Euro                       U.S. Dollar
------------------------------------------------------------------------------------------
5/26/99           15,610,000       131,198        130,192       130,192        (1,006)
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
5/26/99          101,270,000       851,148        861,249       861,249        10,101
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
5/26/99           24,930,000       209,530        206,203       206,203        (3,327)
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
5/26/99           56,150,000       479,689        468,307       468,307       (11,382)
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL (CONTINUED)
--------------------------
   EXCHANGE      CURRENCY TO     U.S. $ VALUE   CURRENCY TO   U.S. $ VALUE   UNREALIZED
     DATE        BE DELIVERED   APRIL 30, 1999  BE RECEIVED  APRIL 30, 1999  GAIN (LOSS)
   --------      ------------   --------------  -----------  --------------  -----------

CONTRACTS TO SELL (CONTINUED)
-----------------------------
5/26/99           55,260,000       $463,338       460,884       $460,884      ($2,454)
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
5/26/99           17,970,000       151,033        149,513       149,513        (1,520)
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
6/17/99          287,611,200      2,424,523      2,466,648     2,466,648       42,125
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
6/17/99           46,180,000       390,892        396,055       396,055         5,163
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
7/27/99          120,100,000      1,018,190      1,016,763     1,016,763       (1,427)
                 Japanese Yen                   U.S. Dollar
------------------------------------------------------------------------------------------
                                                                              $113,251
                                                                             ==============

8. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 12.6 billion shares. Of those 12.6 billion shares, the following have been designated to the Funds described in this report as follows: all of the Funds, except International, have been allocated 100 million shares each of Class I, Class A, Class B and Class C shares. International has been allocated 200 million shares each of Class I, Class A, Class B and Class C shares. As of April 30, 1999, the following shares of the Funds were owned by ALIAC and its affiliates:

                               CLASS I   CLASS A   CLASS B    CLASS C
                               -------   -------   -------    -------
Growth                        1,368,844      --        --       --
International                   737,008      --      8,547      --
Mid Cap                         474,540    10,000    9,346     8,279
Small Company                 2,118,313     --       9,355      --
Value Opportunity               426,421    10,000    8,865     8,891

CAPITAL APPRECIATION FUNDS
ADDITIONAL INFORMATION
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

YEAR 2000 (UNAUDITED)

The Funds receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer systems and software to distinguish the year 2000 from the year 1900. Aeltus is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory information that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS
GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                            PERIOD FROM
                                      SIX MONTH                                                           JANUARY 4, 1994
                                     PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                    APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
             CLASS I                 (UNAUDITED)       1998         1997         1996         1995       TO OCTOBER 31, 1994
----------------------------------  --------------  -----------  -----------  -----------  ----------- ---------------------
Net asset value, beginning of
 period...........................  $  16.62         $  17.02     $ 14.36      $ 13.75      $ 10.78          $ 10.00
                                    --------         --------     -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........     (0.01)            0.01        0.01         0.03         0.04             0.09
 Net realized and change in
  unrealized gain or loss on
  investments.....................      4.61             2.09        3.88         2.39         3.02             0.69
                                    --------         --------     -------      -------      -------          -------
   Total from investment
    operations....................      4.60             2.10        3.89         2.42         3.06             0.78
                                    --------         --------     -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ......        --               --       (0.03)       (0.05)       (0.08)              --
 From net realized gains on
  investments.....................     (0.20)           (2.50)      (1.20)       (1.76)       (0.01)              --
                                    --------         --------     -------      -------      -------          -------
   Total distributions ...........     (0.20)           (2.50)      (1.23)       (1.81)       (0.09)              --
                                    --------         --------     -------      -------      -------          -------
Net asset value, end of period ...  $  21.02         $  16.62     $ 17.02      $ 14.36      $ 13.75          $ 10.78
                                    ========         ========     =======      =======      =======          =======

Total return .....................     27.85%           14.78%      28.95%       19.82%       28.79%            7.70%
Net assets, end of period (000's)   $188,278         $128,667     $82,186      $45,473      $36,936          $27,188
Ratio of net expenses to average
 net assets ......................      0.95%(1)         1.00%       1.17%        1.28%        1.20%            0.92%(1)
Ratio of net investment income to
 average net assets ..............     (0.09)%(1)        0.07%       0.08%        0.20%        0.36%            1.10%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..............      0.95%(1)         1.00%       1.17%        1.28%        1.30%            1.42%(1)
Portfolio turnover rate ..........     81.13%          170.46%     141.07%      144.19%      171.75%          120.32%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

48 See Notes to Financial Statements.

GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                              PERIOD FROM
                                        SIX MONTH                                                           APRIL 15, 1994
                                       PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    (DATE OF INITIAL
                                      APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
             CLASS A                   (UNAUDITED)       1998         1997         1996         1995      TO OCTOBER 31, 1994
----------------------------------    --------------  -----------  -----------  -----------  -----------  -------------------
Net asset value, beginning of period ..   $ 16.37       $ 16.76      $ 14.17      $ 13.63      $ 10.74          $10.26
                                          -------       -------      -------      -------      -------          ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................     (0.03)        (0.04)       (0.11)       (0.08)       (0.06)          (0.02)
 Net realized and change in unrealized
 gain or loss on investments ..........      4.53          2.05         3.84         2.38         3.00            0.50
                                          -------       -------      -------      -------      -------          ------
   Total from investment operations ...      4.50          2.01         3.73         2.30         2.94            0.48
                                          -------       -------      -------      -------      -------          ------
LESS DISTRIBUTIONS:
 From net investment income ...........        --            --           --           --        (0.05)             --
 From net realized gains on investments     (0.20)        (2.40)       (1.14)       (1.76)          --              --
                                          -------       -------      -------      -------      -------          ------
   Total distributions ................     (0.20)        (2.40)       (1.14)       (1.76)       (0.05)             --
                                          -------       -------      -------      -------      -------          ------
Net asset value, end of period ........   $ 20.67       $ 16.37      $ 16.76      $ 14.17      $ 13.63          $10.74
                                          =======       =======      =======      =======      =======          ======

Total return ..........................     27.64%        14.34%       28.05%       18.97%       27.92%           4.58%
Net assets, end of period (000's) .....   $27,669       $12,877      $ 8,647      $ 4,615      $ 1,727            $417
Ratio of net expenses to average net
 assets................................      1.20%(1)      1.32%        1.92%        2.03%        2.03%           1.72%(1)
Ratio of net investment income to
 average net assets ...................     (0.34)%(1)    (0.25)%      (0.67)%      (0.59)%      (0.47)%         (0.25)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....      1.20%(1)      1.32%        1.92%        2.03%        2.14%           2.17%(1)
Portfolio turnover rate ...............     81.13%       170.46%      141.07%      144.19%      171.75%         120.32%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 49

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................      $19.84
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.04)
 Net realized and change in unrealized gain or loss on
  investments.............................................        1.19
                                                                ------
   Total from investment operations ......................        1.15
                                                                ------
Net asset value, end of period ...........................      $20.99
                                                                ======

Total return .............................................        5.80%
Net assets, end of period (000's) ........................      $  595
Ratio of net expenses to average net assets ..............        1.92% (1)
Ratio of net investment income to average net assets .....       (1.06)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        1.92% (1)
Portfolio turnover rate ..................................       81.13%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...   $16.56             $ 17.86
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.11)              (0.05)
 Net realized and change in unrealized
  gain or loss on investments ..........     4.60               (1.25)
                                           ------             -------
   Total from investment operations ....     4.49               (1.30)
                                           ------             -------
LESS DISTRIBUTIONS:
 From net realized gains on investments.    (0.20)                 --
                                           ------             -------
   Total distributions .................    (0.20)                 --
                                           ------             -------
Net asset value, end of period .........   $20.85             $ 16.56
                                           ======             =======

Total return ...........................    27.26%              (7.28)%
Net assets, end of period (000's) ......   $  785             $   356
Ratio of net expenses to average net
 assets.................................     1.94% (1)           1.99% (1)
Ratio of net investment income to
 average net assets ....................    (1.09)%(1)          (0.92)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     1.94% (1)           1.99% (1)
Portfolio turnover rate ................    81.13%             170.46%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 51

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                   SIX MONTH                                                          TEN MONTH
                                  PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                 APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   DECEMBER 31,
            CLASS I               (UNAUDITED)       1998         1997         1996         1995         1994           1993
-------------------------------  --------------  -----------  -----------  -----------  -----------  ------------  ------------
Net asset value, beginning of
 period........................   $ 11.87         $ 13.65      $ 11.79      $ 10.62      $ 11.56     $11.17          $  8.88
                                  -------         -------      -------      -------      -------     -------          -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ........        --            0.02         0.02         0.03         0.11       0.06             0.05
 Net realized and change in
  unrealized gain or loss on
  investments..................      2.00            1.06         2.89         1.59        (0.09)      0.33             2.65
                                  -------         -------      -------      -------      -------     -------          -------
   Total from investment
    operations.................      2.00            1.08         2.91         1.62         0.02       0.39             2.70
                                  -------         -------      -------      -------      -------     -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...     (0.59)          (0.40)       (0.16)       (0.19)       (0.40)        --            (0.39)
 From net realized gains on
  investments..................     (0.60)          (2.46)       (0.89)       (0.26)       (0.56)        --            (0.02)
                                  -------         -------      -------      -------      -------     -------          -------
   Total distributions ........     (1.19)          (2.86)       (1.05)       (0.45)       (0.96)        --            (0.41)
                                  -------         -------      -------      -------      -------     -------          -------
Net asset value, end of period    $ 12.68         $ 11.87      $ 13.65      $ 11.79      $ 10.62     $11.56          $ 11.17
                                  =======         =======      =======      =======      =======     =======          =======

Total return ..................     17.87%          10.22%       26.02%       15.61%       (0.04)%     3.49%           30.37%
Net assets, end of period
 (000's).......................   $43,204         $34,556      $56,369      $45,786      $25,102     $31,479         $39,847
Ratio of net expenses to
 average net assets ...........      1.35%(1)        1.48%        1.72%        2.17%        1.37%      1.66%(1)         1.48%
Ratio of net investment income
 to average net assets ........      0.05%(1)        0.15%        0.18%        0.40%        1.02%      0.71%(1)         0.50%
Ratio of expenses before
 reimbursement and waiver to
 average net assets ...........      1.50%(1)        1.67%        1.72%        2.17%        1.50%      1.80%(1)         1.77%
Portfolio turnover rate .......     97.14%         152.73%      194.41%      135.92%       32.91%     81.67%          110.38%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                PERIOD FROM
                                           SIX MONTH                                                            APRIL 15, 1994
                                          PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                         APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS A                   (UNAUDITED)       1998         1997         1996         1995       TO OCTOBER 31, 1994
---------------------------------------  --------------  -----------  -----------  -----------  -----------   -------------------
Net asset value, beginning of period ..  $ 11.83          $ 13.57      $ 11.77      $ 10.59      $ 11.51            $11.24
                                         -------          -------      -------      -------      -------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................    (0.01)           (0.02)       (0.07)       (0.05)        0.03              0.01
 Net realized and change in unrealized
  gain or loss on investments .........     1.99             1.05         2.88         1.57        (0.20)             0.26
                                         -------          -------      -------      -------      -------            -------
   Total from investment operations ...     1.98             1.03         2.81         1.52        (0.17)             0.27
                                         -------          -------      -------      -------      -------            -------
LESS DISTRIBUTIONS:
 From net investment income ...........    (0.55)           (0.31)       (0.12)       (0.08)       (0.27)               --
 From net realized gains on investments    (0.60)           (2.46)       (0.89)       (0.26)       (0.48)               --
                                         -------          -------      -------      -------      -------            -------
   Total distributions ................    (1.15)           (2.77)       (1.01)       (0.34)       (0.75)               --
                                         -------          -------      -------      -------      -------            -------
Net asset value, end of period ........  $ 12.66          $ 11.83      $ 13.57      $ 11.77      $ 10.59            $11.51
                                         =======          =======      =======      =======      =======            =======

Total return ..........................    17.72%            9.76%       25.07%       14.67%       (0.81)%            2.40%
Net assets, end of period (000's) .....  $16,619          $15,078      $19,063      $22,893      $26,464           $26,647
Ratio of net expenses to average net
 assets................................     1.61% (1)        1.82%        2.47%        2.94%        2.12%             2.27%(1)
Ratio of net investment income to
 average net assets ...................    (0.21)% (1)      (0.19)%      (0.57)%      (0.42)%       0.27%             0.17%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....     1.76% (1)        2.01%        2.47%        2.94%        2.25%             2.41%(1)
Portfolio turnover rate ...............    97.14%          152.73%      194.41%      135.92%       32.91%            81.67%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 53

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................      $11.70
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.02)
 Net realized and change in unrealized gain or loss on
  investments.............................................        0.98
                                                                ------
   Total from investment operations ......................        0.96
                                                                ------
Net asset value, end of period ...........................      $12.66
                                                                ======

Total return .............................................        8.21%
Net assets, end of period (000's) ........................      $  153
Ratio of net expenses to average net assets ..............        2.35% (1)
Ratio of net investment income to average net assets .....       (0.95)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.50% (1)
Portfolio turnover rate ..................................       97.14%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

54 See Notes to Financial Statements.

INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...   $11.85             $ 13.29
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.06)              (0.03)
 Net realized and change in unrealized
  gain or loss on investments ..........     2.01               (1.41)
                                           ------             -------
   Total from investment operations ....     1.95               (1.44)
                                           ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............    (0.55)                 --
 From net realized gains on investments.    (0.60)                 --
                                           ------             -------
   Total distributions .................    (1.15)                 --
                                           ------             -------
Net asset value, end of period .........   $12.65             $ 11.85
                                           ======             =======

Total return ...........................    17.44%             (10.84)%
Net assets, end of period (000's) ......   $  799             $   156
Ratio of net expenses to average net
 assets.................................     2.35% (1)           2.36% (1)
Ratio of net investment income to
 average net assets ....................    (0.95)%(1)          (0.73)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.50% (1)           2.55% (1)
Portfolio turnover rate ................    97.14%             152.73%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 55

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 4, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS I                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 9.29             $ 10.00
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.01)              (0.02)
 Net realized and change in unrealized
  gain or loss on investments ..........     2.44               (0.69)
                                           ------             -------
   Total from investment operations ....     2.43               (0.71)
                                           ------             -------
Net asset value, end of period .........   $11.72             $  9.29
                                           ======             =======

Total return ...........................    26.16%              (7.10)%
Net assets, end of period (000's) ......   $5,673             $ 4,503
Ratio of net expenses to average net
 assets.................................     1.15% (1)           1.15% (1)
Ratio of net investment income to
 average net assets ....................    (0.13)%(1)          (0.21)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.61% (1)           3.59% (1)
Portfolio turnover rate ................    80.35%             113.99%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

56 See Notes to Financial Statements.

MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 4, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...   $ 9.28             $ 10.00
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.02)              (0.04)
 Net realized and change in unrealized
  gain or loss on investments ...........     2.42               (0.68)
                                           ------             -------
   Total from investment operations ....     2.40               (0.72)
                                           ------             -------
Net asset value, end of period .........   $11.68             $  9.28
                                           ======             =======

Total return ...........................    25.86%              (7.20)%
Net assets, end of period (000's) ......   $  257             $   115
Ratio of net expenses to average net
 assets.................................     1.40% (1)           1.40% (1)
Ratio of net investment income to
 average net assets ....................    (0.38)%(1)          (0.46)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.86% (1)           3.84% (1)
Portfolio turnover rate ................    80.35%             113.99%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 57

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................      $10.70
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.02)
 Net realized and change in unrealized gain or loss on
  investments.............................................        1.02
                                                                ------
   Total from investment operations ......................        1.00
                                                                ------
Net asset value, end of period ...........................      $11.70
                                                                ======

Total return .............................................        9.35%
Net assets, end of period (000's) ........................      $  109
Ratio of net expenses to average net assets ..............        2.15% (1)
Ratio of net investment income to average net assets .....       (1.13)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        3.60% (1)
Portfolio turnover rate ..................................       80.35%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

58 See Notes to Financial Statements.

MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...   $ 9.26             $ 11.12
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.06)              (0.04)
 Net realized and change in unrealized
  gain or loss on investments ..........     2.42               (1.82)
                                           ------             -------
   Total from investment operations ....     2.36               (1.86)
                                           ------             -------
Net asset value, end of period .........   $11.62             $  9.26
                                           ======             =======

Total return ...........................    25.49%             (16.73)%
Net assets, end of period (000's) ......   $  121             $    83
Ratio of net expenses to average net
 assets.................................     2.15% (1)           2.15% (1)
Ratio of net investment income to
 average net assets ....................    (1.13)%(1)          (1.21)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     3.60% (1)           4.59% (1)
Portfolio turnover rate ................    80.35%             113.99%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 59

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                             PERIOD FROM
                                      SIX MONTH                                                            JANUARY 4, 1994
                                     PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED      (COMMENCEMENT OF
                                    APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
             CLASS I                 (UNAUDITED)       1998         1997         1996         1995       TO OCTOBER 31, 1994
----------------------------------  --------------  -----------  -----------  -----------  -----------   -------------------
Net asset value, beginning of
 period...........................   $ 10.43         $ 15.55      $ 14.67      $ 13.52      $ 10.39          $ 10.00
                                     -------         -------      -------      -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........      0.03            0.09        (0.06)       (0.08)          --             0.02
 Net realized and change in
  unrealized gain or loss on
  investments.....................      1.37           (0.90)        4.45         2.64         3.15             0.37
                                     -------         -------      -------      -------      -------          -------
   Total from investment
    operations....................      1.40           (0.81)        4.39         2.56         3.15             0.39
                                     -------         -------      -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ......     (0.04)             --           --           --        (0.02)              --
 From net realized gains on
  investments.....................     (0.06)          (4.31)       (3.51)       (1.41)          --               --
                                     -------         -------      -------      -------      -------          -------
   Total distributions ...........     (0.10)          (4.31)       (3.51)       (1.41)       (0.02)              --
                                     -------         -------      -------      -------      -------          -------
Net asset value, end of period ...   $ 11.73         $ 10.43      $ 15.55      $ 14.67      $ 13.52          $ 10.39
                                     =======         =======      =======      =======      =======          =======

Total return .....................     13.48%          (7.47)%      37.80%       19.78%       30.39%            3.90%
Net assets, end of period (000's)    $44,894         $29,543      $22,661      $32,125      $33,511          $25,879
Ratio of net expenses to average
 net assets ......................      1.23%(1)        1.32%        1.58%        1.44%        1.41%            1.15%(1)
Ratio of net investment income to
 average net assets ..............      0.54%(1)        0.46%       (0.42)%      (0.53)%      (0.01)%           0.21%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..............      1.27%(1)        1.43%        1.58%        1.44%        1.49%            1.58%(1)
Portfolio turnover rate ..........    110.25%         211.87%      150.43%      163.21%      156.43%          116.28%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

60 See Notes to Financial Statements.

SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                   PERIOD FROM
                                           SIX MONTH                                                             APRIL 15, 1994
                                          PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                         APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,     PUBLIC OFFERING)
                CLASS A                   (UNAUDITED)       1998         1997         1996         1995       TO OCTOBER 31, 1994
---------------------------------------  --------------  -----------  -----------  -----------  -----------   ---------------------
Net asset value, beginning of period ..   $ 10.15         $ 15.20      $ 14.42      $ 13.39      $ 10.35             $10.24
                                          -------         -------      -------      -------      -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................      0.02            0.01        (0.16)       (0.18)       (0.11)             (0.04)
 Net realized and change in unrealized
  gain or loss on investments .........      1.33           (0.84)        4.36         2.62         3.15               0.15
                                          -------         -------      -------      -------      -------             -------
   Total from investment operations ...      1.35           (0.83)        4.20         2.44         3.04               0.11
                                          -------         -------      -------      -------      -------             -------
LESS DISTRIBUTIONS:
 From net investment income ...........     (0.02)             --           --           --           --                 --
 From net realized gains on investments     (0.06)          (4.22)       (3.42)       (1.41)          --                 --
                                          -------         -------      -------      -------      -------             -------
   Total distributions ................     (0.08)          (4.22)       (3.42)       (1.41)          --                 --
                                          -------         -------      -------      -------      -------             -------
Net asset value, end of period ........   $ 11.42         $ 10.15      $ 15.20      $ 14.42      $ 13.39             $10.35
                                          =======         =======      =======      =======      =======             =======

Total return ..........................     13.31%          (7.77)%      36.73%       19.02%       29.44%              0.98%
Net assets, end of period (000's) .....   $13,051         $ 9,089      $ 7,077      $ 3,884      $ 1,285               $205
Ratio of net expenses to average net
 assets................................      1.48%(1)        1.63%        2.33%        2.20%        2.23%              1.78% (1)
Ratio of net investment income to
 average net assets ...................      0.29%(1)        0.15%       (1.17)%      (1.26)%      (0.89)%           (0.72)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....      1.52%(1)        1.74%        2.33%        2.20%        2.30%              2.14% (1)
Portfolio turnover rate ...............    110.25%         211.87%      150.43%      163.21%      156.43%            116.28%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 61

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................     $ 10.69
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.01)
 Net realized and change in unrealized gain or loss on
  investments.............................................        1.02
                                                               -------
   Total from investment operations ......................        1.01
                                                               -------
Net asset value, end of period ...........................     $ 11.70
                                                               =======

Total return .............................................        9.45%
Net assets, end of period (000's) ........................     $   114
Ratio of net expenses to average net assets ..............        2.23% (1)
Ratio of net investment income to average net assets .....       (0.46)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.27% (1)
Portfolio turnover rate ..................................      110.25%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

62 See Notes to Financial Statements.

SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...   $ 10.39            $ 12.11
                                           -------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................     (0.03)             (0.02)
 Net realized and change in unrealized
  gain or loss on investments ..........      1.37              (1.70)
                                           -------            -------
   Total from investment operations ....      1.34              (1.72)
                                           -------            -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.01)                --
 From net realized gains on investments      (0.06)                --
                                           -------            -------
   Total distributions .................     (0.07)                --
                                           -------            -------
Net asset value, end of period .........   $ 11.66            $ 10.39
                                           =======            =======

Total return ...........................     12.94%            (14.21)%
Net assets, end of period (000's) ......   $ 1,319            $ 1,118
Ratio of net expenses to average net
 assets.................................      2.23% (1)          2.30% (1)
Ratio of net investment income to
 average net assets ....................     (0.46)%(1)         (0.52)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.27% (1)          2.41% (1)
Portfolio turnover rate ................    110.25%            211.87%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 63

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 2, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS I                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 9.99              $ 10.00
                                           ------              -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       --                 0.03
 Net realized and change in unrealized
  gain or loss on investments ..........     2.66                (0.04)
                                           ------              -------
   Total from investment operations ....     2.66                (0.01)
                                           ------              -------
LESS DISTRIBUTIONS:
 From net investment income ............    (0.03)                  --
                                           ------              -------
   Total distributions .................    (0.03)                  --
                                           ------              -------
Net asset value, end of period .........   $12.62              $  9.99
                                           ======              =======

Total return ...........................    26.65%               (0.10)%
Net assets, end of period (000's) ......   $5,554              $ 4,625
Ratio of net expenses to average net
 assets.................................     1.10% (1)            1.10%(1)
Ratio of net investment income to
 average net assets ....................    (0.03)%(1)            0.37%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.42% (1)            3.41%(1)
Portfolio turnover rate ................    63.91%              132.45%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

64 See Notes to Financial Statements.

VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 2, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 9.97              $ 10.00
                                           ------              -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.02)                0.01
 Net realized and change in unrealized
  gain or loss on investments ..........     2.67                (0.04)
                                           ------              -------
   Total from investment operations ....     2.65                (0.03)
                                           ------              -------
LESS DISTRIBUTIONS:
 From net investment income ............    (0.02)                  --
                                           ------              -------
   Total distributions .................    (0.02)                  --
                                           ------              -------
Net asset value, end of period .........   $12.60              $  9.97
                                           ======              =======

Total return ...........................    26.55%               (0.30)%
Net assets, end of period (000's) ......   $  793              $   464
Ratio of net expenses to average net
 assets.................................     1.35% (1)            1.35%(1)
Ratio of net investment income to
 average net assets ....................    (0.28)%(1)            0.12%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.67% (1)            3.66%(1)
Portfolio turnover rate ................    63.91%              132.45%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 65

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $11.28
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.02)
 Net realized and change in unrealized gain or loss on
  investments.............................................        1.33
                                                                ------
   Total from investment operations ......................        1.31
                                                                ------
Net asset value, end of period ...........................      $12.59
                                                                ======

Total return .............................................       11.61%
Net assets, end of period (000's) ........................      $  117
Ratio of net expenses to average net assets ..............        2.10% (1)
Ratio of net investment income to average net assets .....       (1.03)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        3.42% (1)
Portfolio turnover rate ..................................       63.91%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

66 See Notes to Financial Statements.

VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...   $ 9.95             $ 11.04
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.06)              (0.02)
 Net realized and change in unrealized
  gain or loss on investments ..........     2.65               (1.07)
                                           ------             -------
   Total from investment operations ....     2.59               (1.09)
                                           ------             -------
Net asset value, end of period .........   $12.54             $  9.95
                                           ======             =======

Total return ...........................    26.03%              (9.88)%
Net assets, end of period (000's) ......   $  198             $    95
Ratio of net expenses to average net
 assets.................................     2.10% (1)           2.10% (1)
Ratio of net investment income to
 average net assets ....................    (1.03)%(1)          (0.63)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     3.41% (1)           4.41% (1)
Portfolio turnover rate ................    63.91%             132.45%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        67

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